PGIM Ultra Short Bond ETF

Schedule of Investments

as of November 30, 2019 (unaudited)

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 79.3%
ASSET-BACKED SECURITIES 10.3%
Collateralized Loan Obligations 10.3%
Adams Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.100%	3.101%	(c)	07/15/26	719	$719,029
Allegro CLO IV Ltd. (Cayman Islands), Series 2016-1A, Class AR, 144A, 3 Month LIBOR + 1.150%	3.151	(c)	01/15/30	1,000	998,052
Anchorage Capital CLO 8 Ltd. (Cayman Islands), Series 2016-8A, Class AR, 144A, 3 Month LIBOR + 1.000%	2.936	(c)	07/28/28	295	294,355
Atrium XII (Cayman Islands), Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830%	2.783	(c)	04/22/27	8,272	8,248,838
Avery Point III CLO Ltd. (Cayman Islands), Series 2013-3A, Class AR, 144A, 3 Month LIBOR + 1.120%	3.123	(c)	01/18/25	291	291,150
Bain Capital Credit CLO (Cayman Islands), Series 2018-1A, Class A1, 144A, 3 Month LIBOR + 0.960%	2.894	(c)	04/23/31	3,000	2,968,303
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-1A, Class AR, 144A, 3 Month LIBOR + 1.350%	3.351	(c)	10/15/28	625	625,094
Battalion CLO VII Ltd. (Cayman Islands), Series 2014-7A, Class A1RR, 144A, 3 Month LIBOR + 1.040%	3.042	(c)	07/17/28	2,300	2,292,381
Battalion CLO X Ltd. (Cayman Islands), Series 2016-10A, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.186	(c)	01/24/29	2,000	1,996,306
Catamaran CLO Ltd. (Cayman Islands),
Series 2013-1A, Class AR, 144A, 3 Month LIBOR + 0.850%	2.786	(c)	01/27/28	450	447,640
Series 2014-2A, Class A1R, 144A, 3 Month LIBOR + 1.400%	3.403	(c)	10/18/26	511	510,280
Cathedral Lake CLO Ltd. (Cayman Islands), Series 2016-4A, Class AR, 144A, 3 Month LIBOR + 1.250%	3.216	(c)	10/20/28	2,750	2,750,863
CIFC Funding Ltd. (Cayman Islands), Series 2015-2A, Class AR, 144A, 3 Month LIBOR + 0.780%	2.781	(c)	04/15/27	503	502,713
Elevation CLO Ltd. (Cayman Islands),
Series 2014-2A, Class A1R, 144A, 3 Month LIBOR + 1.230%	3.231	(c)	10/15/29	2,500	2,496,801
Series 2015-4A, Class AR, 144A, 3 Month LIBOR + 0.990%	2.993	(c)	04/18/27	785	784,326
Ellington CLO IV Ltd. (Cayman Islands), Series 2019-4A, Class A, 144A, 3 Month LIBOR + 1.840%	3.841	(c)	04/15/29	1,900	1,889,986
Flagship CLO VIII Ltd. (Cayman Islands), Series 2014-8A, Class ARR, 144A, 3 Month LIBOR + 0.850%	2.851	(c)	01/16/26	563	561,797
Flatiron CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 144A, 3 Month LIBOR + 0.890%	2.891	(c)	04/15/27	562	561,373
HPS Loan Management Ltd. (Cayman Islands), Series 10A-16, Class A1R, 144A, 3 Month LIBOR + 1.140%	3.106	(c)	01/20/28	1,500	1,499,485

PGIM Ultra Short Bond ETF

Schedule of Investments

as of November 30, 2019 (unaudited) (continued)

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
ICG US CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 1.140%	3.106%	(c)	10/19/28	1,000	$996,130
JMP Credit Advisors CLO IV Ltd. (Cayman Islands), Series 2017-1A, Class AR, 144A, 3 Month LIBOR + 1.280%	3.282	(c)	07/17/29	1,250	1,243,939
KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month LIBOR + 1.180%	3.181	(c)	01/15/31	1,000	994,056
KVK CLO Ltd. (Cayman Islands), Series 2018-1A, Class A, 144A, 3 Month LIBOR + 0.930%	2.829	(c)	05/20/29	500	498,203
Limerock CLO III LLC (Cayman Islands), Series 2014-3A, Class A1R, 144A, 3 Month LIBOR + 1.200%	3.166	(c)	10/20/26	140	139,912
Madison Park Funding XXX Ltd. (Cayman Islands), Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750%	2.751	(c)	04/15/29	325	321,637
Man GLG US CLO Ltd. (Cayman Islands), Series 2018-2A, Class A1R, 144A, 3 Month LIBOR + 1.240%	3.241	(c)	10/15/28	1,750	1,744,509
Midocean Credit CLO V (Cayman Islands), Series 2016-5A, Class AR, 144A, 3 Month LIBOR + 1.120%	3.086	(c)	07/19/28	2,250	2,247,512
Mountain View CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR, 144A, 3 Month LIBOR + 1.250%	3.251	(c)	10/12/30	500	494,688
Mountain View CLO XIV Ltd. (Cayman Islands), Series 2019-1A, Class A1, 144A, 3 Month LIBOR + 1.440%	3.441	(c)	04/15/29	425	425,131
Oaktree CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 0.870%	2.836	(c)	10/20/27	2,250	2,242,759
Ocean Trails CLO IV (Cayman Islands), Series 2013-4A, Class AR, 144A, 3 Month LIBOR + 0.900%	2.805	(c)	08/13/25	340	340,169
Ocean Trails CLO VI (Cayman Islands), Series 2016-6A, Class AR, 144A, 3 Month LIBOR + 1.150%	3.151	(c)	07/15/28	4,150	4,142,277
OZLM XII Ltd. (Cayman Islands), Series 2015-12A, Class A1R, 144A, 3 Month LIBOR + 1.050%	2.986	(c)	04/30/27	300	299,715
OZLM XIII Ltd. (Cayman Islands), Series 2015-13A, Class A1R, 144A, 3 Month LIBOR + 1.080%	3.016	(c)	07/30/27	1,350	1,346,493
OZLM XV Ltd. (Cayman Islands), Series 2016-15A, Class A1, 144A, 3 Month LIBOR + 1.490%	3.456	(c)	01/20/29	250	249,995
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R2, 144A, 3 Month LIBOR + 1.220%	3.115	(c)	05/21/29	2,500	2,497,229
Regatta Funding LP (Cayman Islands), Series 2013-2A, Class A1R2, 144A, 3 Month LIBOR + 1.250%	3.251	(c)	01/15/29	750	750,130
Saratoga Investment Corp. CLO Ltd. (Cayman Islands), Series 2013-1A, Class AFR2, 144A, 3 Month LIBOR + 1.250%	3.216	(c)	01/20/30	1,000	1,001,976
SCOF-2 Ltd. (Cayman Islands), Series 2015-2A, Class AR, 144A, 3 Month LIBOR + 1.180%	3.181	(c)	07/15/28	2,250	2,243,709

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Sound Point CLO XI Ltd. (Cayman Islands), Series 2016-1A, Class AR, 144A, 3 Month LIBOR + 1.100%	3.066%	(c)	07/20/28	500	$499,311
Sound Point CLO XIV Ltd. (Cayman Islands), Series 2016-3A, Class AR, 144A, 3 Month LIBOR + 1.150%	3.084	(c)	01/23/29	2,250	2,248,710
TCW CLO AMR Ltd. (Cayman Islands), Series 2019- 1A, Class A, 144A, 3 Month LIBOR + 1.440%	3.350	(c)	02/15/29	1,500	1,497,360
TICP CLO I Ltd. (Cayman Islands), Series 2015-1A, Class AR, 144A, 3 Month LIBOR + 0.800%	2.766	(c)	07/20/27	498	495,966
TICP CLO III-2 Ltd. (Cayman Islands), Series 2018- 3R, Class A, 144A, 3 Month LIBOR + 0.840%	2.806	(c)	04/20/28	2,010	1,997,386
TICP CLO VI Ltd. (Cayman Islands), Series 2016-6A, Class AR, 144A, 3 Month LIBOR + 1.200%	3.201	(c)	01/15/29	1,400	1,402,894
Trinitas CLO V Ltd. (Cayman Islands), Series 2016- 5A, Class AR, 144A, 3 Month LIBOR + 1.390%	3.330	(c)	10/25/28	2,000	1,999,763
Venture XXIV CLO Ltd. (Cayman Islands), Series 2016-24A, Class AR, 144A, 3 Month LIBOR + 1.180%	3.146	(c)	10/20/28	4,000	3,992,908
Vibrant CLO V Ltd. (Cayman Islands), Series 2016- 5A, Class AR, 144A, 3 Month LIBOR + 1.250%	3.519	(c)	01/20/29	1,250	1,250,986
Voya CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 0.900%	2.903	(c)	01/18/29	750	745,892
Wellfleet CLO Ltd. (Cayman Islands),
Series 2015-1A, Class AR3, 144A, 3 Month LIBOR + 1.280%	3.246	(c)	07/20/29	1,800	1,795,636
Series 2016-2A, Class A1R, 144A, 3 Month LIBOR + 1.140%	3.106	(c)	10/20/28	4,800	4,796,358
West CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 0.920%	2.923	(c)	07/18/26	93	93,137
Series 2014-2A, Class A1AR, 144A, 3 Month LIBOR + 0.870%	2.871	(c)	01/16/27	152	151,378
Westcott Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class AR, 144A, 3 Month LIBOR + 1.210%	3.176	(c)	07/20/28	4,100	4,094,699
Zais CLO 5 Ltd. (Cayman Islands), Series 2016-2A, Class A1, 144A, 3 Month LIBOR + 1.530%	3.531	(c)	10/15/28	655	650,857
Zais CLO 7 Ltd. (Cayman Islands), Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.290%	3.291	(c)	04/15/30	250	245,547
Zais CLO 8 Ltd. (Cayman Islands), Series 2018-1A, Class A, 144A, 3 Month LIBOR + 0.950%	2.951	(c)	04/15/29	900	893,373
TOTAL ASSET-BACKED SECURITIES
(cost $83,571,384)					83,511,102
COMMERCIAL MORTGAGE-BACKED SECURITIES 10.0%
BANK,
Series 2017-BNK5, Class A1	1.909		06/15/60	1,744	1,738,593
Series 2017-BNK7, Class A1	1.984		09/15/60	110	109,768
Series 2017-BNK9, Class A1	2.322		11/15/54	891	894,099
Series 2018-BN14, Class A1	3.277		09/15/60	661	676,980
BBCMS Mortgage Trust, Series 2017-C1, Class A1	2.010		02/15/50	332	331,702

PGIM Ultra Short Bond ETF

Schedule of Investments

as of November 30, 2019 (unaudited) (continued)

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
BENCHMARK Mortgage Trust, Series 2018-B1, Class A1	2.560%		01/15/51	901	$905,703
BENCHMARK, Series 2018-B4, Class A1	3.125		07/15/51	794	808,888
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A1	2.288	(c)	11/15/50	5,777	5,789,919
CD Mortgage Trust,
Series 2016-CD1, Class A1	1.443		08/10/49	21	21,064
Series 2017-CD3, Class A1	1.965		02/10/50	94	93,367
Series 2017-CD5, Class A1	2.028		08/15/50	3,642	3,637,618
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class A1	1.501		05/10/58	573	570,723
Series 2016-C7, Class A1	1.971		12/10/54	724	722,253
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A1	2.008		08/15/50	1,073	1,071,030
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AAB	3.477		05/10/47	486	501,063
Series 2015-GC35, Class A1	1.847		11/10/48	1,380	1,284,138
Series 2015-P1, Class A1	1.648		09/15/48	95	95,207
Series 2016-C1, Class A1	1.506		05/10/49	841	837,044
Series 2016-GC37, Class A1	1.635		04/10/49	17	16,596
Series 2016-P5, Class A1	1.410		10/10/49	554	550,476
Series 2016-P6, Class A1	1.884		12/10/49	1,178	1,175,592
Series 2017-C4, Class A1	2.121		10/12/50	539	539,533
Series 2017-P8, Class A1	2.065		09/15/50	724	723,116
COMM Mortgage Trust,
Series 2012-CR4, Class A3	2.853		10/15/45	2,704	2,745,113
Series 2013-CR11, Class ASB	3.660		08/10/50	911	937,577
Series 2013-CR7, Class ASB	2.739		03/10/46	622	629,459
Series 2014-CR17, Class ASB	3.598		05/10/47	677	697,423
Series 2014-UBS6, Class ASB	3.387		12/10/47	5,205	5,356,471
Series 2015-CR22, Class A3	3.207		03/10/48	2,000	2,045,580
Series 2015-CR23, Class A1	1.536		05/10/48	1,543	1,541,807
Series 2015-CR27, Class A2	2.223		10/10/48	1,050	1,048,135
Series 2015-DC1, Class A2	2.870		02/10/48	1,177	1,177,716
Series 2015-LC23, Class A2	3.221		10/10/48	1,000	1,005,796
Series 2016-DC2, Class A1	1.820		02/10/49	292	291,212
Series 2017-COR2, Class A1	2.111		09/10/50	186	185,664
Commercial Mortgage Pass Through Certificates,	1.770		02/10/49	212	211,359
Series 2016-CR28, Class A1
CSAIL Commercial Mortgage Trust,
Series 2015-C3, Class A1	1.717		08/15/48	65	65,107
Series 2017-C8, Class A1	1.930		06/15/50	93	93,161
DBJPM Mortgage Trust,
Series 2016-C3, Class A1	1.502		08/10/49	3,217	3,197,814
Series 2016-C3, Class A2	1.886		08/10/49	1,085	1,077,640
FNMA-Aces, Series 2017-M1, Class A1	2.497	(c)	09/25/26	1,122	1,131,941
GS Mortgage Securities Trust,
Series 2013-GC14, Class A3	3.526		08/10/46	52	52,433
Series 2014-GC22, Class AAB	3.467		06/10/47	907	932,664
Series 2015-GC34, Class A2	2.075		10/10/48	1,300	1,295,516
Series 2016-GS3, Class A1	1.429		10/10/49	1,463	1,455,914

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2016-GS4, Class A1	1.731%		11/10/49	708	$706,508
Series 2017-GS5, Class A1	2.045		03/10/50	2,582	2,578,974
Series 2017-GS7, Class A1	1.950		08/10/50	1,763	1,759,332
Series 2018-GS9, Class A1	2.861		03/10/51	2,185	2,212,121
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A1	1.324		08/15/49	437	434,817
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A1	1.666		08/15/48	80	80,177
JPMCC Commercial Mortgage Securities Trust,
Series 2013-C12, Class ASB	3.157		07/15/45	903	913,927
Series 2017-JP5, Class A1	2.086		03/15/50	1,059	1,057,441
Series 2017-JP7, Class A1	1.969		09/15/50	628	626,374
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A1	2.081		10/15/50	162	161,558
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C14, Class A3	3.669		02/15/47	141	142,993
Series 2016-C31, Class A1	1.511		11/15/49	495	491,600
Series 2017-C34, Class A1	2.109		11/15/52	752	751,177
Morgan Stanley Capital I Trust,
Series 2015-MS1, Class A1	1.638		05/15/48	194	193,633
Series 2016-BNK2, Class A1	1.424		11/15/49	91	90,516
Series 2016-UB11, Class A1	1.445		08/15/49	444	441,174
UBS Commercial Mortgage Trust,
Series 2012-C1, Class A3	3.400		05/10/45	1,380	1,411,933
Series 2017-C4, Class A1	2.129		10/15/50	293	292,959
Series 2017-C5, Class A1	2.139		11/15/50	774	774,504
Series 2017-C6, Class A1	2.344		12/15/50	6,777	6,800,088
Series 2018-C11, Class A1	3.211		06/15/51	77	78,632
Series 2018-C8, Class A1	2.659		02/15/51	1,070	1,079,008
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS2, Class A2	3.020		07/15/58	324	324,233
Series 2015-NXS4, Class A1	1.889		12/15/48	52	51,676
Series 2015-P2, Class A2B	4.898	(c)	12/15/48	193	197,622
Series 2016-BNK1, Class A1	1.321		08/15/49	96	95,458
Series 2016-C32, Class A1	1.577		01/15/59	187	186,468
Series 2016-C33, Class A1	1.775		03/15/59	297	296,284
Series 2016-C35, Class A1	1.392		07/15/48	417	415,038
Series 2016-C37, Class A1	1.944		12/15/49	840	837,969
Series 2016-LC24, Class A1	1.441		10/15/49	5	4,725
Series 2016-NXS6, Class A1	1.417		11/15/49	3,578	3,557,356
Series 2017-C42, Class A1	2.338		12/15/50	1,422	1,398,615
Series 2017-RB1, Class A1	2.056		03/15/50	73	72,519
Series 2017-RC1, Class A1	2.012		01/15/60	49	48,637
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $80,495,471)					80,836,020
CORPORATE BONDS 54.6%
Aerospace & Defense 1.3%
General Dynamics Corp.,
Gtd. Notes	2.875		05/11/20	1,295	1,300,435

PGIM Ultra Short Bond ETF

Schedule of Investments

as of November 30, 2019 (unaudited) (continued)

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Aerospace & Defense (cont’d.)
Gtd. Notes, 3 Month LIBOR + 0.290%	2.191%	(c)	05/11/20	350	$350,355
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.350		09/15/21	2,800	2,868,609
Northrop Grumman Corp., Sr. Unsec’d. Notes	2.080		10/15/20	768	768,859
United Technologies Corp., Sr. Unsec’d. Notes	1.900		05/04/20	5,000	4,997,115
					10,285,373
Agriculture 0.7%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.500		06/15/22	5,000	5,129,641
Philip Morris International, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.420%	2.315	(c)	02/21/20	600	600,435
					5,730,076
Auto Manufacturers 2.5%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.290%	2.424	(c)	12/10/21	750	750,380
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.470%	2.497	(c)	01/08/21	1,200	1,204,127
BMW US Capital LLC,
Gtd. Notes, 144A, 3 Month LIBOR + 0.370%	2.279	(c)	08/14/20	250	250,327
Gtd. Notes, 144A, 3 Month LIBOR + 0.380%	2.423	(c)	04/06/20	1,251	1,252,430
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	2.411	(c)	04/12/21	893	894,144
Gtd. Notes, 144A, 3 Month LIBOR + 0.500%	2.401	(c)	08/13/21	1,465	1,468,266
Daimler Finance North America LLC,
Gtd. Notes, 144A	2.200		05/05/20	2,665	2,665,273
Gtd. Notes, 144A, 3 Month LIBOR + 0.390%	2.292	(c)	05/04/20	150	150,046
Gtd. Notes, 144A, 3 Month LIBOR + 0.530%	2.421	(c)	05/05/20	360	360,323
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%	2.673	(c)	01/06/20	700	700,398
General Motors Financial Co., Inc., Gtd. Notes, 3 Month LIBOR + 1.560%	3.561	(c)	01/15/20	2,084	2,087,205
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, 3 Month LIBOR + 0.500%	2.395	(c)	05/21/20	350	350,137
Nissan Motor Acceptance Corp., Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.390%	2.391	(c)	07/13/20	410	410,298
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.100%	2.110	(c)	01/10/20	250	250,083
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.290%	2.333	(c)	10/07/21	6,000	6,011,939
Toyota Motor Finance Netherlands BV (Netherlands), Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.250%	2.382	(c)	12/12/19	500	500,085
Volkswagen Group of America Finance LLC, Gtd. Notes, 144A, 3 Month LIBOR + 0.770%	2.675	(c)	11/13/20	1,000	1,003,619
					20,309,080
Banks 9.7%
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.570%	2.489	(c)	08/27/21	500	502,179
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.320%	2.221	(c)	11/09/20	450	450,739

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.490%	2.385%	(c)	11/21/22	7,500	$7,518,909
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes	4.800		10/18/20	300	306,230
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN	5.000		05/13/21	1,225	1,275,593
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.660%	2.369	(c)	07/21/21	3,225	3,229,595
Bank of China Ltd. (China), Sr. Unsec’d. Notes, EMTN	2.875		06/30/20	250	250,645
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.340%	2.341	(c)	07/13/20	250	250,428
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.440%	2.559	(c)	06/15/20	1,021	1,023,114
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.460%	2.461	(c)	04/13/21	275	276,053
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	1.950		08/23/22	5,000	5,005,302
BB&T Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.570%	2.689	(c)	06/15/20	200	200,337
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.715%	2.716	(c)	01/15/20	160	160,061
Capital One NA,
Sr. Unsec’d. Notes	2.150		09/06/22	6,000	5,988,664
Sr. Unsec’d. Notes, BKTN	2.350		01/31/20	400	400,084
Citibank NA, Sr. Unsec’d. Notes, BKTN, 3 Month LIBOR + 0.530%	3.165	(c)	02/19/22	3,000	3,037,956
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.700%	2.834	(c)	03/10/22	5,000	5,041,096
Cooperatieve Rabobank UA (Netherlands), Sr. Unsec’d. Notes	3.125		04/26/21	2,000	2,031,188
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes	2.100		11/12/21	3,000	3,005,579
Federation des Caisses Desjardins du Quebec (Canada), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.330%	2.266	(c)	10/30/20	2,507	2,510,516
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750		01/24/22	3,000	3,221,434
Industrial & Commercial Bank of China Ltd. (China), Sr. Unsec’d. Notes, BKNT	2.905		11/13/20	550	552,629
Industrial Bank of Korea (South Korea), Sr. Unsec’d. Notes, 144A	2.000		04/23/20	350	349,866
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.750		06/23/20	2,900	2,910,231
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.623		07/18/22	1,000	1,011,340
Morgan Stanley, Sr. Unsec’d. Notes	2.750		05/19/22	3,000	3,040,856
National Australia Bank Ltd. (Australia),
Sr. Unsec’d. Notes	2.250		01/10/20	2,000	2,000,538
Sr. Unsec’d. Notes	2.500		01/12/21	1,600	1,608,787
Nordea Bank Abp (Finland), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.470%	2.384	(c)	05/29/20	400	400,754
PNC Bank NA,

PGIM Ultra Short Bond ETF

Schedule of Investments

as of November 30, 2019 (unaudited) (continued)

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, BKNT	2.150%		04/29/21	5,000	$5,011,582
Sr. Unsec’d. Notes, BKNT, 3 Month LIBOR + 0.250%	2.203	(c)	01/22/21	500	500,624
QIB Sukuk Ltd. (Cayman Islands), Sr. Unsec’d. Notes	2.754		10/27/20	2,000	2,000,353
RHB Bank Bhd (Malaysia), Sr. Unsec’d. Notes, EMTN	2.503		10/06/21	1,300	1,303,163
Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.660%	2.570	(c)	11/15/21	1,000	1,003,951
Shinhan Bank Co. Ltd. (South Korea), Sr. Unsec’d. Notes	2.250		04/15/20	500	500,040
State Street Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%	2.804	(c)	08/18/20	1,127	1,133,394
SunTrust Bank,
Sr. Unsec’d. Notes, BKNT, 3 Month LIBOR + 0.530%	2.457	(c)	01/31/20	740	739,830
Sr. Unsec’d. Notes, BKNT, 3 Month LIBOR + 0.590%	2.494	(c)	05/17/22	3,000	3,009,289
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.280%	2.418	(c)	06/11/20	500	500,564
UBS AG (Switzerland), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.580%	2.682	(c)	06/08/20	1,000	1,002,063
US Bank NA, Sr. Unsec’d. Notes, BKNT, 3 Month LIBOR + 0.440%	2.350	(c)	05/23/22	3,700	3,707,439
Wells Fargo Bank NA, Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.650%	2.762	(c)	12/06/19	404	404,034
					78,377,029
Beverages 0.9%
Diageo Capital PLC (United Kingdom),
Gtd. Notes	3.000		05/18/20	975	979,399
Gtd. Notes, 3 Month LIBOR + 0.240%	2.144	(c)	05/18/20	2,000	2,000,536
Keurig Dr Pepper, Inc., Gtd. Notes	3.551		05/25/21	4,365	4,453,595
					7,433,530
Biotechnology 1.0%
Biogen, Inc., Sr. Unsec’d. Notes	2.900		09/15/20	8,300	8,358,837

Building Materials 0.1%
Johnson Controls International PLC (Ireland), Sr. Unsec’d. Notes	5.000		03/30/20	500	504,361

Chemicals 1.4%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.750%	2.659	(c)	05/01/20	4,600	4,611,374
CNAC HK Finbridge Co. Ltd. (Hong Kong),
Gtd. Notes	3.000		07/19/20	450	450,667
Gtd. Notes	4.125		03/14/21	1,750	1,778,151
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes	3.766		11/15/20	2,630	2,673,875

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.710%	2.620%	(c)	11/15/20	2,000	$2,009,632
					11,523,699
Commercial Services 0.5%
Verisk Analytics, Inc., Sr. Unsec’d. Notes	5.800		05/01/21	4,000	4,193,849

Computers 2.1%
Apple, Inc.,
Sr. Unsec’d. Notes(a)	1.700		09/11/22	5,000	4,984,698
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	2.401	(c)	02/09/22	2,163	2,180,350
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes	3.600		10/15/20	1,765	1,785,574
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.680%	2.807	(c)	03/12/21	5,000	5,018,099
IBM Credit LLC,
Sr. Unsec’d. Notes	2.650		02/05/21	2,000	2,016,093
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.470%	2.384	(c)	11/30/20	1,000	1,003,762
					16,988,576
Cosmetics & Personal Care 0.8%
Procter & Gamble Co. (The), Sr. Unsec’d. Notes	2.150		08/11/22	6,500	6,569,213

Diversified Financial Services 0.4%
American Express Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.525%	2.429	(c)	05/17/21	2,000	2,008,031
American Express Credit Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.730%	2.647	(c)	05/26/20	415	416,032
BOC Aviation Ltd. (Singapore), Sr. Unsec’d. Notes, 144A	3.000		03/30/20	250	250,358
Charles Schwab Corp. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%	2.215	(c)	05/21/21	350	350,171
					3,024,592
Electric 5.0%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes	3.625		06/22/21	2,500	2,538,406
Sr. Unsec’d. Notes, 144A	5.875		12/13/21	2,000	2,130,986
American Electric Power Co., Inc., Sr. Unsec’d. Notes	3.650		12/01/21	4,000	4,121,638
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	3.600		11/01/21	750	768,732
Consolidated Edison, Inc., Sr. Unsec’d. Notes	2.000		05/15/21	6,500	6,493,356
DTE Energy Co., Sr. Unsec’d. Notes	2.250		11/01/22	8,000	7,984,088
Duke Energy Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%	2.819	(c)	06/15/20	1,630	1,628,022
Duke Energy Indiana LLC	3.750		07/15/20	3,400	3,436,846
Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A	9.375		01/28/20	200	202,144
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.900		04/01/22	2,500	2,545,318
Saudi Electricity Global Sukuk Co. (Cayman Islands), Sr. Unsec’d. Notes	4.211		04/03/22	1,800	1,870,398
Sempra Energy, Sr. Unsec’d. Notes	2.400		03/15/20	1,255	1,254,630
State Grid Overseas Investment 2016 Ltd. (British Virgin Islands), Gtd. Notes, 144A	2.250		05/04/20	3,000	2,998,289

PGIM Ultra Short Bond ETF

Schedule of Investments

as of November 30, 2019 (unaudited) (continued)

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
WEC Energy Group, Inc., Sr. Unsec’d. Notes	3.100%		03/08/22	2,500	$2,553,379
					40,526,232
Electronics 0.1%
Tyco Electronics Group SA (Luxembourg), Gtd. Notes, 3 Month LIBOR + 0.450%	2.577	(c)	06/05/20	1,100	1,101,485

Environmental Control 0.5%
Waste Management, Inc., Gtd. Notes	4.750		06/30/20	3,490	3,544,262

Equity Real Estate Investment Trusts (REITs) 0.1%
AvalonBay Communities, Inc., MTN, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.430%	2.431	(c)	01/15/21	395	395,024

Food 2.8%
Campbell Soup Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	2.619	(c)	03/16/20	400	400,308
General Mills, Inc.,
Sr. Unsec’d. Notes	3.200		04/16/21	3,080	3,129,813
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%	2.541	(c)	04/16/21	400	401,247
JM Smucker Co. (The),
Sr. Unsec’d. Notes	2.200		12/06/19	287	287,007
Sr. Unsec’d. Notes	2.500		03/15/20	1,300	1,301,491
Mondelez International Holdings Netherlands BV (Netherlands), Gtd. Notes, 144A	2.000		10/28/21	8,000	7,982,044
Nestle Holdings, Inc., Gtd. Notes, 144A	3.100		09/24/21	3,500	3,571,349
Tyson Foods, Inc.,
Sr. Unsec’d. Notes	2.250		08/23/21	4,775	4,788,261
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%	2.345	(c)	08/21/20	500	500,484
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%	2.457	(c)	06/02/20	500	500,548
					22,862,552
Hand & Machine Tools 0.5%
Stanley Black & Decker, Inc., Gtd. Notes	3.400		12/01/21	4,000	4,097,024

Healthcare-Products 1.0%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900		11/30/21	2,787	2,840,743
Medtronic, Inc.,
Gtd. Notes	3.150		03/15/22	707	726,860
Gtd. Notes, 3 Month LIBOR + 0.800%	2.919	(c)	03/15/20	750	751,706
Stryker Corp., Sr. Unsec’d. Notes	2.625		03/15/21	4,000	4,023,051
					8,342,360
Healthcare-Services 0.2%
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	4.750		01/30/20	1,500	1,505,934

Insurance 3.5%
AIA Group Ltd. (Hong Kong), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.520%	2.676	(c)	09/20/21	600	600,351
Chubb INA Holdings, Inc., Gtd. Notes	2.300		11/03/20	4,000	4,011,013
Jackson National Life Global Funding, Sr. Sec’d. Notes, 144A	2.200		01/30/20	2,000	2,000,461
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	3.500		12/29/20	8,500	8,638,519
Metropolitan Life Global Funding I,

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Sec’d. Notes, 144A	3.375%		01/11/22	1,250	$1,278,583
Sec’d. Notes, 144A	3.450		10/09/21	750	769,642
New York Life Global Funding,
Sec’d. Notes, 144A, 3 Month LIBOR + 0.320%	2.228	(c)	08/06/21	500	501,323
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.440%	2.441	(c)	07/12/22	3,000	2,998,647
Principal Life Global Funding II,
Sr. Sec’d. Notes, 144A	2.625		11/19/20	4,000	4,024,244
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.300%	2.413	(c)	06/26/20	400	400,204
Protective Life Global Funding,
Sec’d. Notes, 144A	2.262		04/08/20	500	500,212
Sec’d. Notes, 144A, 3 Month LIBOR + 0.370%	2.371	(c)	07/13/20	2,500	2,504,358
					28,227,557
Lodging 0.7%
Marriott International, Inc.,
Sr. Unsec’d. Notes	2.125		10/03/22	5,000	4,993,261
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	2.507	(c)	12/01/20	800	803,073
					5,796,334
Machinery-Construction & Mining 0.7%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes	1.700		08/09/21	3,500	3,485,325
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%	2.452	(c)	12/07/20	600	601,179
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.510%	2.520	(c)	01/10/20	1,120	1,120,827
					5,207,331
Machinery-Diversified 0.8%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.260%	2.394	(c)	09/10/21	400	400,025
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.300%	2.427	(c)	03/13/20	1,000	1,000,715
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.490%	2.622	(c)	06/13/22	5,000	5,022,073
					6,422,813
Media 1.2%
Comcast Corp.,
Gtd. Notes	3.450		10/01/21	2,000	2,055,363
Gtd. Notes, 3 Month LIBOR + 0.330%	2.429	(c)	10/01/20	750	751,151
Walt Disney Co. (The),
Gtd. Notes, 3 Month LIBOR + 0.250%	2.157	(c)	09/01/21	2,000	2,004,769
Gtd. Notes, 3 Month LIBOR + 0.390%	2.297	(c)	09/01/22	5,000	5,027,910
					9,839,193
Miscellaneous Manufacturer 1.2%
General Electric Co., Sr. Unsec’d. Notes	2.500		03/28/20	4,500	4,498,547
Siemens Financieringsmaatschappij NV (Netherlands),
Gtd. Notes, 144A	2.200		03/16/20	1,000	1,000,595

PGIM Ultra Short Bond ETF

Schedule of Investments

as of November 30, 2019 (unaudited) (continued)

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Miscellaneous Manufactur (cont’d.)
Gtd. Notes, 144A, 3 Month LIBOR + 0.340%	2.459%	(c)	03/16/20	1,000	$1,000,790
Textron, Inc., Sr. Unsec’d. Notes	3.650		03/01/21	3,000	3,046,445
					9,546,377
Oil & Gas 3.1%
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	3.450		11/15/21	1,764	1,802,639
CNOOC Finance 2012 Ltd. (British Virgin Islands), Gtd. Notes, 144A	3.875		05/02/22	2,000	2,064,730
EOG Resources, Inc., Sr. Unsec’d. Notes	2.450		04/01/20	500	500,501
Exxon Mobil Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.330%	2.234	(c)	08/16/22	6,000	6,028,381
Korea National Oil Corp. (South Korea), Sr. Unsec’d. Notes, 144A	2.125		04/14/21	3,000	2,996,722
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.100		02/01/21	262	266,386
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	3.450		01/15/21	3,000	3,036,637
Reliance Holding USA, Inc., Gtd. Notes	4.500		10/19/20	1,300	1,321,684
Saudi Arabian Oil Co. (Saudi Arabia), Sr. Unsec’d. Notes, 144A	2.750		04/16/22	1,980	2,003,334
Sinopec Group Overseas Development 2015 Ltd. (British Virgin Islands), Gtd. Notes, 144A	2.500		04/28/20	375	375,262
Total Capital International SA (France), Gtd. Notes	2.218		07/12/21	4,400	4,421,591
					24,817,867
Pharmaceuticals 3.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.375		11/14/21	3,730	3,818,666
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.350%	2.245	(c)	05/21/21	2,000	2,001,807
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.650%	2.545	(c)	11/21/22	3,000	3,010,303
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	2.375		11/16/20	3,956	3,971,967
Bayer US Finance II LLC, Gtd. Notes, 144A Bristol-Myers Squibb Co.,	3.500		06/25/21	1,800	1,832,293
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.200%	2.104	(c)	11/16/20	1,000	1,000,245
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.380%	2.284	(c)	05/16/22	2,000	2,001,130
CVS Health Corp., Sr. Unsec’d. Notes	2.800		07/20/20	788	791,067
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes, 3 Month LIBOR + 0.350%	2.259	(c)	05/14/21	3,295	3,301,802
McKesson Corp., Sr. Unsec’d. Notes	3.650		11/30/20	4,738	4,813,003
Pfizer, Inc., Sr. Unsec’d. Notes	5.200		08/12/20	500	510,866
Zoetis, Inc., Sr. Unsec’d. Notes	3.450		11/13/20	2,235	2,261,539
					29,314,688
Pipelines 1.5%
Enterprise Products Operating LLC, Gtd. Notes	3.500		02/01/22	750	772,717
Kinder Morgan, Inc., Gtd. Notes, 144A	5.000		02/15/21	4,000	4,120,748
MPLX LP, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%	3.002	(c)	09/09/21	7,000	7,025,413
					11,918,878

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate 0.9%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.125%		03/20/22	6,775	$6,914,924

Retail 1.9%
AutoZone, Inc., Sr. Unsec’d. Notes	3.700		04/15/22	3,000	3,096,188
Home Depot, Inc. (The), Sr. Unsec’d. Notes	2.625		06/01/22	3,250	3,310,574
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN	2.625		01/15/22	2,193	2,224,794
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.430%	2.366	(c)	10/28/21	1,900	1,906,701
Walmart, Inc.,
Sr. Unsec’d. Notes	2.850		06/23/20	4,500	4,527,321
Sr. Unsec’d. Notes	3.125		06/23/21	500	510,120
					15,575,698
Semiconductors 1.1%
NVIDIA Corp., Sr. Unsec’d. Notes	2.200		09/16/21	4,330	4,341,698
QUALCOMM, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%	2.449	(c)	05/20/20	4,472	4,476,546
					8,818,244
Software 0.9%
Electronic Arts, Inc., Sr. Unsec’d. Notes	3.700		03/01/21	3,127	3,187,194
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625		10/15/20	4,000	4,049,738
					7,236,932
Telecommunications 0.4%
Verizon Communications, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%	2.449	(c)	05/22/20	3,000	3,005,754

Transportation 1.4%
FedEx Corp., Gtd. Notes	3.400		01/14/22	3,000	3,083,130
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN	2.500		05/11/20	382	382,464
Sr. Unsec’d. Notes, MTN	2.875		06/01/22	3,000	3,045,752
Union Pacific Corp., Sr. Unsec’d. Notes	1.800		02/01/20	2,000	1,998,807
United Parcel Service, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.150%	2.249	(c)	04/01/21	2,500	2,499,914
					11,010,067
Trucking & Leasing 0.1%
Aviation Capital Group LLC, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.950%	2.857	(c)	06/01/21	1,000	1,003,294
TOTAL CORPORATE BONDS
(cost $438,839,740)					440,329,039
CERTIFICATES OF DEPOSIT 3.3%
Banks 2.8%
Bank of Nova Scotia (Canada),
3 Month LIBOR + 0.190%	2.328	(c)	03/11/20	500	500,150
3 Month LIBOR + 0.220%	2.324	(c)	12/30/19	325	325,089
3 Month LIBOR + 0.280%	2.439	(c)	09/21/20	500	500,157

PGIM Ultra Short Bond ETF

Schedule of Investments

as of November 30, 2019 (unaudited) (continued)

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT (Continued)
Banks (cont’d.)
BNP Paribas Fortis SA (Belgium), 3 Month LIBOR + 0.200%	2.136%	(c)	10/26/20	3,000	$2,999,715
BNP Paribas SA (France), 3 Month LIBOR + 0.250%	2.159	(c)	02/01/21	3,000	2,997,542
Canadian Imperial Bank of Commerce (Canada), 3 Month LIBOR + 0.220%	2.320	(c)	12/27/19	500	500,152
Credit Agricole Corporate & Investment Bank (France),
3 Month LIBOR + 0.385%	2.286	(c)	05/11/20	600	600,132
3 Month LIBOR + 0.470%	2.480	(c)	04/10/20	1,000	1,000,578
3 Month LIBOR + 0.480%	2.612	(c)	09/13/21	5,000	4,998,234
3 Month LIBOR + 0.480%	2.636	(c)	09/17/21	400	399,911
Nordea Bank Abp (Finland),
3 Month LIBOR + 0.300%	2.427	(c)	06/05/20	500	500,146
3 Month LIBOR + 0.400%	2.401	(c)	01/14/21	2,500	2,498,512
Sumitomo Mitsui Banking Corp. (Japan),
3 Month LIBOR + 0.350%	2.351	(c)	07/12/21	1,000	999,573
3 Month LIBOR + 0.355%	2.259	(c)	05/13/21	3,000	2,994,573
3 Month LIBOR + 0.410%	2.555	(c)	06/18/20	250	250,116
					22,064,580
Diversified Financial Services 0.5%
DNB Bank ASA (Norway), 3 Month LIBOR + 0.280%	2.323	(c)	10/08/20	4,000	4,004,600
TOTAL CERTIFICATES OF DEPOSIT
(cost $26,067,425)					26,069,180
SOVEREIGN BONDS 1.1%
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	4.875		05/05/21	1,750	1,816,448
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes	6.125		03/09/21	2,300	2,415,171
Magyar Export-Import Bank Zrt (Hungary)	4.000		01/30/20	2,000	2,004,394
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes,144A	2.375		06/02/21	2,500	2,506,579
Sr. Unsec’d. Notes,144A	5.250		01/20/20	200	200,900
TOTAL SOVEREIGN BONDS
(cost $8,900,018)					8,943,492
TOTAL LONG-TERM INVESTMENTS
(cost $637,874,038)					639,688,833
				Shares
SHORT-TERM INVESTMENTS 21.9%
AFFILIATED MUTUAL FUNDS 2.2%
PGIM Core Ultra Short Bond Fund (w)				16,329,868	16,329,868
PGIM Institutional Money Market Fund (cost $1,800,336; includes $1,796,357 of cash collateral for securities on loan)(b)(w)				1,800,157	1,800,337
TOTAL AFFILIATED MUTUAL FUNDS
(cost $18,130,204)					18,130,205

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT 3.2%
Banks 3.2%
Bank of Nova Scotia (Canada), 1 Month LIBOR + 0.180%	1.913%	(c)	06/19/20	1,500	$1,500,112
Barclays Bank PLC (United Kingdom), 3 Month LIBOR + 0.450%	2.403	(c)	10/21/20	8,000	8,004,747
BNP Paribas SA (France), 1 Month LIBOR + 0.220%	1.928	(c)	06/25/20	2,000	1,999,530
Canadian Imperial Bank of Commerce (Canada),
1 Month LIBOR + 0.400%	2.159	(c)	12/10/19	540	540,030
1 Month LIBOR + 0.400%	2.159	(c)	12/12/19	300	300,017
Credit Suisse AG (Switzerland), SOFR + 0.480%	2.030	(c)	10/02/20	5,000	5,002,565
MUFG Bank Ltd. (Japan), 3 Month LIBOR + 0.160%	2.059	(c)	05/22/20	3,500	3,497,698
Natixis SA (France),
1 Month LIBOR + 0.290%	2.064	(c)	06/05/20	1,450	1,449,256
3 Month LIBOR + 0.170%	2.274	(c)	03/27/20	1,750	1,750,274
3 Month LIBOR + 0.230%	2.240	(c)	01/10/20	800	800,177
US Bank NA	1.923	(c)	06/19/20	1,000	999,577
					25,843,983
TOTAL CERTIFICATES OF DEPOSIT
(cost $25,840,308)					25,843,983
COMMERCIAL PAPER 15.2%
ASSA ABLOY Financial Services 144A	1.972	(s)	12/10/19	8,000	7,995,385
B.A.T. International Finance PLC 144A	2.004	(s)	12/06/19	1,325	1,324,543
Bayer Corp. 144A	2.333	(s)	12/13/19	4,200	4,196,926
Commonwealth Bank of Australia (Australia)144A	2.102	(c)	01/17/20	1,500	1,500,140
Commonwealth Bank of Australia (Australia)144A	2.135	(c)	04/02/20	1,000	1,000,030
Dominion Resources, Inc. 144A	2.208	(s)	12/05/19	3,800	3,798,879
E. I. du Pont de Nemours & Co. 144A	1.934	(s)	12/16/19	3,500	3,497,013
E. I. du Pont de Nemours & Co. 144A	2.320	(s)	12/02/19	3,000	2,999,550
Eni Finance USA, Inc. 144A	2.364	(s)	12/04/19	250	249,938
ERAC USA Finance LLC 144A	2.006	(s)	01/10/20	4,000	3,991,255
Federation des Caisses Desjardins du Quebec (Canada) 144A	2.012	(c)	08/14/20	1,500	1,500,287
Federation des Caisses Desjardins du Quebec (Canada) 144A	2.129	(c)	12/10/19	1,000	1,000,170
Fortive Corp. 144A	1.902	(s)	12/12/19	3,000	2,998,058
Glencore Funding LLC 144A	2.362	(s)	12/16/19	7,000	6,993,594
HCP, Inc. 144A	1.912	(s)	12/11/19	3,000	2,998,135
HSBC Bank PLC (United Kingdom) 144A	2.231	(c)	10/13/20	6,000	6,002,029
HSBC Bank PLC (United Kingdom) 144A	2.102	(c)	11/02/20	2,000	1,999,993
ING US Funding LLC 144A	2.276	(c)	09/23/20	7,000	7,000,015
Keurig Dr Pepper, Inc. 144A	2.157	(s)	12/13/19	2,500	2,498,170
Marriott International, Inc. 144A	2.167	(s)	12/11/19	1,000	999,403
Nutrien Ltd. 144A	2.158	(s)	12/16/19	7,000	6,993,918
Nutrien Ltd. 144A	1.924	(s)	12/13/19	1,000	999,281
Parker-Hannifin Corp. 144A	2.074	(s)	03/03/20	8,000	7,960,205
Public Service Enterprise Group, Inc. 144A	1.944	(s)	12/20/19	5,000	4,994,692
Sempra Energy 144A	2.300	(s)	12/11/19	500	499,702
Sempra Energy 144A	2.206	(s)	12/03/19	350	349,931
Sempra Energy 144A	2.156	(s)	12/10/19	1,100	1,099,400
Sempra Energy 144A	2.365	(s)	12/12/19	4,800	4,796,892

PGIM Ultra Short Bond ETF

Schedule of Investments

as of November 30, 2019 (unaudited) (continued)

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER (Continued)
Shell International Finance BV 144A	2.037%	(s)	06/30/20	3,500	$3,462,550
Societe Generale SA (France)144A	2.382	(c)	01/09/20	2,000	2,000,704
Suncor Energy, Inc. (Canada) 144A	2.118	(s)	03/23/20	7,000	6,954,898
TransCanada PipeLines Ltd. 144A	2.085	(s)	03/06/20	8,000	7,956,336
VW Credit, Inc. 144A	2.106	(s)	12/12/19	4,000	3,997,410
VW Credit, Inc. 144A	2.118	(s)	03/30/20	1,000	993,148
VW Credit, Inc. 144A	2.479	(s)	01/14/20	2,325	2,319,409
Welltower, Inc. 144A	1.903	(s)	12/18/19	2,000	1,998,086
Westpac Banking Corp. (Australia) 144A	2.122	(c)	01/17/20	1,000	1,000,118
TOTAL COMMERCIAL PAPER
(cost $122,908,178)					122,920,193
CORPORATE NOTES 1.3%
Telecommunications 0.6%
BellSouth LLC, 144A	4.266	(c)	04/26/20	5,000	5,039,953

Pharmaceuticals 0.7%
Bristol-Myers Squibb Co., 144A	2.875	(c)	08/15/20	5,095	5,129,245
TOTAL CORPORATE NOTES
(cost $10,147,246)					10,169,198
TOTAL SHORT-TERM INVESTMENTS (cost $177,025,936)					177,063,579
TOTAL INVESTMENTS 101.2% (cost $814,899,974)					816,752,412
Liabilities in excess of other assets (1.2)%					(9,693,505)
NET ASSETS 100.0%					$ 807,058,907

The following abbreviations are used in the quarterly report:

(Q)—Quarterly payment frequency for swaps

(S)—Semiannual payment frequency for swaps

144A-Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

BKNT—Bank Note

CLO—Collateralized Loan Obligation

EMTN—Euro Medium Term Note

GMTN— Medium Term Note

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

SOFR—Secured Overnight Financing Rate Data

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,761,114; cash collateral of $1,796,357 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2019.

(s)	Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Interest rate swap agreements outstanding at November 30, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2019	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:

4,510	04/10/20	2.587% (S)	3 Month LIBOR (1)(Q)	$10,989	$(13,714)	$(24,703)
30,250	07/18/20	2.711% (S)	3 Month LIBOR (1)(Q)	(176,283)	(394,548)	(218,265)
28,850	11/02/20	2.806% (S)	3 Month LIBOR (1)(Q)	(236,079)	(295,005)	(58,926)
35,680	05/09/21	2.855% (S)	3 Month LIBOR (1)(Q)	(561,239)	(616,866)	(55,627)
44,290	03/11/21	2.850% (S)	3 Month LIBOR (1)(Q)	(627,506)	(706,950)	(79,444)
20,295	07/27/21	2.929% (S)	3 Month LIBOR (1)(Q)	(373,325)	(589,098)	(215,773)
4,640	02/28/20	2.742% (S)	3 Month LIBOR (1)(Q)	(3,213)	(41,245)	(38,032)
2,550	02/05/20	2.350% (S)	3 Month LIBOR (1)(Q)	13,858	(17,746)	(31,604)
14,930	10/04/21	3.046% (S)	3 Month LIBOR (1)(Q)	(281,999)	(401,803)	(119,804)
29,445	12/21/20	3.008% (S)	3 Month LIBOR (1)(Q)	(343,957)	(659,091)	(315,134)
17,525	01/11/22	2.672% (S)	3 Month LIBOR (1)(Q)	(258,152)	(515,077)	(256,925)
20,695	04/01/22	2.265% (S)	3 Month LIBOR (1)(Q)	(213,246)	(312,975)	(99,729)
12,800	04/12/22	2.357% (S)	3 Month LIBOR (1)(Q)	(145,026)	(227,014)	(81,988)
21,765	10/02/21	1.898% (S)	3 Month LIBOR (1)(Q)	(76,598)	(92,639)	(16,041)
4,640	05/04/20	1.713% (S)	3 Month LIBOR (1)(Q)	21,244	4,185	(17,059)
3,250	06/15/22	1.873% (S)	3 Month LIBOR (1)(Q)	32,504	(34,931)	(67,435)
9,235	11/10/20	1.943% (S)	3 Month LIBOR (1)(Q)	(12,577)	(16,177)	(3,600)
16,500	08/22/22	1.421% (S)	3 Month LIBOR (1)(Q)	(17,115)	19,572	36,687

PGIM Ultra Short Bond ETF

Schedule of Investments

as of November 30, 2019 (unaudited) (continued)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2019	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements: (continued)

19,000	09/03/22	1.919% (S)	3 Month LIBOR (1)(Q)	$(220,783)	$(153,079)	$67,704

				$(3,468,503)	$(5,064,201)	$(1,595,698)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM Active High Yield Bond ETF

Schedule of Investments

as of November 30, 2019 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 94.3%
ASSET-BACKED SECURITIES 5.1%
Collateralized Loan Obligations 5.1%
Adams Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.100%	3.101%(c)	07/15/26	180	$179,757
JMP Credit Advisors CLO IV Ltd. (Cayman Islands), Series 2017-1A, Class AR, 144A, 3 Month LIBOR + 1.280%	3.282 (c)	07/17/29	250	248,788
Man GLG US CLO Ltd. (Cayman Islands), Series 2018-2A, Class A1R, 144A, 3 Month LIBOR + 1.240%	3.241 (c)	10/15/28	250	249,216
Ocean Trails CLO VI (Cayman Islands), Series 2016-6A, Class AR, 144A, 3 Month LIBOR + 1.150%	3.151 (c)	07/15/28	250	249,535
Wellfleet CLO Ltd. (Cayman Islands), Series 2015- 1A, Class AR3, 144A, 3 Month LIBOR + 1.280%	3.246 (c)	07/20/29	275	274,333
Zais CLO 8 Ltd. (Cayman Islands), Series 2018-1A, Class A, 144A, 3 Month LIBOR + 0.950%	2.951 (c)	04/15/29	250	248,159
TOTAL ASSET-BACKED SECURITIES
(cost $1,452,971)				1,449,788
BANK LOANS 3.3%
Casinos & Gaming 0.3%
Scientific Games International, Inc., Initial Term B-5 Loan, 1 Month LIBOR + 2.750%	4.452	08/14/24	75	74,492

Electric & Gas Marketing 0.3%
Heritage Power, LLC , Term Loan, 3 Month LIBOR + 6.000%	8.205	07/30/26	100	96,625

Healthcare & Pharmaceuticals 0.1%
Mallinckrodt International Finance SA, 2017 Term B Loan, 1 Month LIBOR + 2.750%	4.854	09/24/24	25	19,333

Infrastructure Software 1.6%
McAfee, LLC,
Initial Loan (Second Lien), 1 Month LIBOR + 8.500%	10.202	09/29/25	219	219,479
Term B USD Loan, 1 Month LIBOR + 3.750%	5.452	09/30/24	244	244,234
				463,713
Oil & Gas 0.4%
CITGO Petroleum Corp.,
2019 Incremental Term B Loan, 3 Month LIBOR + 5.000%	7.104	03/28/24	75	75,560
Term B Loan, 3 Month LIBOR + 4.500%	6.604	07/29/21	25	24,851
				100,411
Specialty Chemicals 0.6%
Solenis Holdings LLC,
Initial Term Loan (Second Lien), 3 Month LIBOR + 8.500%	10.409	06/26/26	100	94,250

PGIM Active High Yield Bond ETF

Schedule of Investments

as of November 30, 2019 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Specialty Chemicals (cont’d.)
Initial Dollar Term Loan (First Lien), 3 Month LIBOR + 4.000%	5.909%	06/26/25	100	$90,271
				184,521
TOTAL BANK LOANS
(cost $956,194)				939,095
CORPORATE BONDS 85.9%
Advertising 0.4%
National CineMedia LLC, Sr. Sec’d. Notes, 144A	5.875	04/15/28	50	52,172
National Cinemedia LLC, Sr. Unsec’d. Notes	5.750	08/15/26	50	48,005
Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsec’d. Notes, 144A	4.625	03/15/30	25	25,207
				125,384
Aerospace & Defense 2.8%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	350	359,359
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	25	25,345
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	175	175,825
Sr. Unsec’d. Notes, 144A	8.750	12/01/21	75	81,293
SSL Robotics LLC, Sr. Sec’d. Notes, 144A	9.750	12/31/23	50	52,131
TransDigm, Inc., Gtd. Notes	6.500	05/15/25	100	103,965
				797,918
Agriculture 0.3%
Vector Group Ltd.,
Gtd. Notes, 144A	10.500	11/01/26	25	25,645
Sr. Sec’d. Notes, 144A	6.125	02/01/25	50	47,810
				73,455
Auto Manufacturers 1.7%
Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A	4.750	10/01/27	75	77,341
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	125	109,486
Sr. Unsec’d. Notes	5.291	12/08/46	175	163,798
Navistar International Corp., Gtd. Notes, 144A	6.625	11/01/25	140	144,497
				495,122
Auto Parts & Equipment 2.2%
Adient Global Holdings Ltd. (Jersey, Channel Islands), Gtd. Notes, 144A	4.875	08/15/26	200	170,391
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	04/01/25	25	25,517
Gtd. Notes	6.250	03/15/26	125	125,460
Gtd. Notes	6.500	04/01/27	75	75,750
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625	11/15/26	100	85,796
Dana Financing Luxembourg Sarl (Luxembourg), Gtd. Notes, 144A	6.500	06/01/26	100	106,003
Titan International, Inc., Sr. Sec’d. Notes	6.500	11/30/23	50	41,436
				630,353

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks 0.2%
CIT Group, Inc., Subordinated	6.125%	03/09/28	50	$58,574

Beverages 0.1%
Cott Holdings, Inc., Gtd. Notes, 144A	5.500	04/01/25	25	26,192

Building Materials 1.7%
Cornerstone Building Brands, Inc., Gtd. Notes, 144A	8.000	04/15/26	75	76,337
Masonite International Corp. (Canada), Gtd. Notes, 144A	5.375	02/01/28	55	58,247
Patrick Industries, Inc., Sr. Unsec’d. Notes, 144A	7.500	10/15/27	50	52,630
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.750	01/15/28	75	77,518
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A	5.125	06/01/25	50	51,141
Gtd. Notes, 144A	6.500	03/15/27	20	21,436
US Concrete, Inc., Gtd. Notes	6.375	06/01/24	150	156,358
				493,667
Chemicals 5.1%
Ashland LLC, Gtd. Notes	6.875	05/15/43	75	86,084
Atotech Alpha 2 BV (Netherlands), Sr. Unsec’d. Notes, Cash coupon 8.750% or PIK 9.500%, 144A	8.750	06/01/23	200	198,023
Chemours Co. (The),
Gtd. Notes	5.375	05/15/27	50	42,035
Gtd. Notes	6.625	05/15/23	50	49,641
Gtd. Notes	7.000	05/15/25	100	93,025
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A	6.750	08/15/24	50	45,750
Hexion, Inc., Gtd. Notes, 144A	7.875	07/15/27	100	100,976
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	06/01/27	165	167,117
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	75	72,884
Starfruit Finco BV/Starfruit US Holdco LLC, (Netherlands), Sr. Unsec’d. Notes, 144A(a)	8.000	10/01/26	300	313,436
TPC Group, Inc., Sr. Sec’d. Notes, 144A	10.500	08/01/24	65	65,263
Tronox Finance PLC (United Kingdom), Gtd. Notes, 144A	5.750	10/01/25	95	93,952
Tronox, Inc., Gtd. Notes, 144A	6.500	04/15/26	75	75,553
Venator Finance Sarl/Venator Materials LLC, Gtd. Notes, 144A	5.750	07/15/25	60	54,486
				1,458,225
Commercial Services 4.1%
AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27	25	25,188
Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25	135	146,121
Refinitiv US Holdings, Inc., Gtd. Notes, 144A	8.250	11/15/26	335	376,087
United Rentals North America, Inc.,
Gtd. Notes	4.875	01/15/28	325	339,018
Gtd. Notes	5.250	01/15/30	175	185,899

PGIM Active High Yield Bond ETF

Schedule of Investments

as of November 30, 2019 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750%	08/15/26	95	$102,133
				1,174,446
Computers 1.4%
Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	9.750	09/01/26	253	237,148
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25	75	79,329
MTS Systems Corp., Gtd. Notes, 144A	5.750	08/15/27	10	10,430
NCR Corp., Gtd. Notes, 144A	5.750	09/01/27	25	25,856
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Unsec’d. Notes, 144A	6.750	06/01/25	50	51,499
				404,262
Distribution/Wholesale 0.1%
H&E Equipment Services, Inc., Gtd. Notes	5.625	09/01/25	25	26,375

Diversified Financial Services 3.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	25	26,490
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	100	105,262
Fairstone Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875	07/15/24	55	59,486
LPL Holdings, Inc., Gtd. Notes, 144A	5.750	09/15/25	25	26,371
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	8.125	07/15/23	25	26,735
Gtd. Notes, 144A	9.125	07/15/26	250	277,128
Springleaf Finance Corp.,
Gtd. Notes	5.375	11/15/29	25	25,760
Gtd. Notes	6.625	01/15/28	25	27,669
Gtd. Notes	6.875	03/15/25	75	85,717
Gtd. Notes	7.125	03/15/26	250	288,168
				948,786
Electric 3.0%
Calpine Corp., Sr. Unsec’d. Notes	5.750	01/15/25	400	410,106
NRG Energy, Inc., Gtd. Notes	5.750	01/15/28	75	81,275
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27	90	93,538
Gtd. Notes, 144A	5.500	09/01/26	75	79,368
Sr. Unsec’d. Notes, 144A	5.625	02/15/27	175	183,893
				848,180
Electronics 0.1%
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	5.000	10/01/25	25	27,204

Energy-Alternate Sources 0.1%
Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsec’d. Notes, 144A	6.500	01/15/26	25	25,997

Engineering & Construction 0.8%
AECOM,
Gtd. Notes	5.125	03/15/27	125	134,088
Gtd. Notes	5.875	10/15/24	25	27,405

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Engineering & Construction (cont’d.)
TopBuild Corp., Gtd. Notes, 144A	5.625%	05/01/26	75	$78,534
				240,027
Entertainment 3.3%
AMC Entertainment Holdings, Inc.,
Gtd. Notes	5.875	11/15/26	150	135,151
Gtd. Notes(a)	6.125	05/15/27	25	22,521
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25	175	180,704
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26	75	79,453
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24	75	79,691
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27	75	77,866
Scientific Games International, Inc.,
Gtd. Notes	6.625	05/15/21	125	126,927
Gtd. Notes, 144A	8.250	03/15/26	100	108,204
Sr. Unsec’d. Notes, 144A	7.000	05/15/28	25	26,030
Sr. Unsec’d. Notes, 144A	7.250	11/15/29	25	26,122
Twin River Worldwide Holdings, Inc., Sr. Unsec’d. Notes, 144A	6.750	06/01/27	50	51,496
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsec’d. Notes, 144A	5.125	10/01/29	30	31,806
				945,971
Food 2.5%
B&G Foods, Inc., Gtd. Notes	5.250	04/01/25	75	75,775
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	5.750	06/15/25	225	233,843
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	6.500	04/15/29	5	5,565
Sr. Unsec’d. Notes, 144A	5.500	01/15/30	25	26,747
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.875	09/30/27	175	189,273
Post Holdings, Inc.,
Gtd. Notes, 144A	5.500	12/15/29	50	52,664
Gtd. Notes, 144A	5.625	01/15/28	125	134,191
				718,058
Gas 0.9%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	125	133,861
Sr. Unsec’d. Notes	5.750	05/20/27	75	81,852
Sr. Unsec’d. Notes	5.875	08/20/26	50	54,954
				270,667
Healthcare-Services 5.5%
Centene Corp.,
Sr. Unsec’d. Notes, 144A	4.250	12/15/27	50	51,371
Sr. Unsec’d. Notes, 144A	4.625	12/15/29	25	26,154
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	6.250	03/31/23	100	99,272
DaVita, Inc., Gtd. Notes	5.000	05/01/25	25	25,781

PGIM Active High Yield Bond ETF

Schedule of Investments

as of November 30, 2019 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
Encompass Health Corp., Gtd. Notes	4.750%	02/01/30	25	$25,839
Hadrian Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	8.500	05/01/26	75	74,983
HCA, Inc.,
Gtd. Notes	5.625	09/01/28	150	170,210
Gtd. Notes	5.875	02/01/29	150	171,643
MEDNAX, Inc., Gtd. Notes, 144A	6.250	01/15/27	150	153,261
Polaris Intermediate Corp., Sr. Unsec’d. Notes, PIK 8.500%, 144A	8.500	12/01/22	135	111,901
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26	225	248,838
Surgery Center Holdings, Inc., Gtd. Notes, 144A	10.000	04/15/27	75	78,892
Tenet Healthcare Corp.,
Sec’d. Notes, 144A	6.250	02/01/27	50	53,615
Sr. Unsec’d. Notes	6.750	06/15/23	100	108,199
Sr. Unsec’d. Notes	6.875	11/15/31	25	23,708
Sr. Unsec’d. Notes(a)	7.000	08/01/25	125	131,406
Sr. Unsec’d. Notes	8.125	04/01/22	25	27,395
				1,582,468
Home Builders 5.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	6.750	08/01/25	100	101,452
Sr. Unsec’d. Notes, 144A	9.875	04/01/27	75	84,186
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	25	24,674
Gtd. Notes	6.750	03/15/25	75	77,970
Sr. Unsec’d. Notes, 144A	7.250	10/15/29	50	52,994
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A	6.250	09/15/27	25	26,166
Gtd. Notes, 144A	6.375	05/15/25	50	52,057
Century Communities, Inc., Gtd. Notes, 144A	6.750	06/01/27	75	79,797
Forestar Group, Inc., Gtd. Notes, 144A	8.000	04/15/24	25	27,035
KB Home,
Gtd. Notes	4.800	11/15/29	25	25,415
Gtd. Notes	6.875	06/15/27	50	57,056
M/I Homes, Inc., Gtd. Notes	5.625	08/01/25	50	52,263
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	5.250	12/15/27	50	50,937
Sr. Unsec’d. Notes, 144A	6.500	10/01/25	125	133,528
Meritage Homes Corp., Gtd. Notes	5.125	06/06/27	125	133,428
New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	75	71,402
PulteGroup, Inc., Gtd. Notes	5.000	01/15/27	50	54,633
Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.875	06/15/27	75	81,256
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.625	03/01/24	100	107,545
William Lyon Homes, Inc.,
Gtd. Notes	5.875	01/31/25	175	180,131

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Home Builders (cont’d.)
Gtd. Notes, 144A	6.625%	07/15/27	75	$80,947
				1,554,872
Household Products/Wares 0.1%
Spectrum Brands, Inc., Gtd. Notes	5.750	07/15/25	25	26,205

Housewares 0.2%
Scotts Miracle-Gro Co. (The),
Gtd. Notes	5.250	12/15/26	25	26,531
Sr. Unsec’d. Notes, 144A	4.500	10/15/29	25	25,297
				51,828
Internet 1.2%
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes	6.000	04/01/23	75	76,955
Gtd. Notes	6.375	05/15/25	125	128,929
Gtd. Notes, 144A	5.750	01/15/27	120	122,947
				328,831
Iron/Steel 0.6%
Cleveland-Cliffs, Inc.,
Gtd. Notes	5.750	03/01/25	29	29,048
Gtd. Notes, 144A	5.875	06/01/27	140	134,930
				163,978
Lodging 0.2%
Marriott Ownership Resorts, Inc., Gtd. Notes, 144A	4.750	01/15/28	20	20,501
MGM Resorts International, Gtd. Notes	5.500	04/15/27	25	27,527
				48,028
Machinery-Diversified 0.5%
ATS Automation Tooling Systems, Inc. (Canada), Gtd. Notes, 144A	6.500	06/15/23	25	25,834
Cloud Crane LLC, Sec’d. Notes, 144A	10.125	08/01/24	125	129,414
				155,248
Media 6.3%
AMC Networks, Inc., Gtd. Notes	4.750	08/01/25	40	39,699
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	230	242,159
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	175	187,511
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A	9.250	02/15/24	309	340,763
Sr. Sec’d. Notes, 144A	5.125	08/15/27	25	26,044
Cumulus Media New Holdings, Inc., Sr. Sec’d. Notes, 144A	6.750	07/01/26	25	26,595
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A(a)	6.625	08/15/27	150	146,100
Sr. Sec’d. Notes, 144A	5.375	08/15/26	75	76,338
DISH DBS Corp., Gtd. Notes	7.750	07/01/26	170	176,256
Entercom Media Corp.,
Gtd. Notes, 144A	7.250	11/01/24	50	52,767
Sec’d. Notes, 144A	6.500	05/01/27	20	21,073

PGIM Active High Yield Bond ETF

Schedule of Investments

as of November 30, 2019 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Gray Television, Inc.,
Gtd. Notes, 144A	5.875%	07/15/26	65	$68,965
Gtd. Notes, 144A	7.000	05/15/27	75	83,115
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	5.375	08/15/27	25	26,312
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A	6.625	02/15/25	60	60,245
Sr. Unsec’d. Notes, 144A	6.875	02/15/23	100	102,025
Scripps Escrow, Inc., Sr. Unsec’d. Notes, 144A	5.875	07/15/27	20	20,572
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	5.125	02/15/25	100	96,351
				1,792,890
Mining 3.1%
Compass Minerals International, Inc., Gtd. Notes, 144A	6.750	12/01/27	50	51,727
Constellium SE (Netherlands), Gtd. Notes, 144A	5.875	02/15/26	250	261,286
Eldorado Gold Corp. (Canada), Sec’d. Notes, 144A	9.500	06/01/24	75	80,386
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A	7.000	02/15/21	40	40,291
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	4.500	09/15/27	30	29,982
Freeport-McMoRan, Inc.,
Gtd. Notes	3.875	03/15/23	75	76,518
Gtd. Notes	4.550	11/14/24	30	31,515
IAMGOLD Corp. (Canada), Gtd. Notes, 144A	7.000	04/15/25	85	86,606
New Gold, Inc. (Canada),
Gtd. Notes, 144A	6.250	11/15/22	40	39,799
Gtd. Notes, 144A	6.375	05/15/25	55	49,913
Novelis Corp., Gtd. Notes, 144A	5.875	09/30/26	125	131,285
				879,308
Miscellaneous Manufacturers 0.2%
Amsted Industries, Inc., Gtd. Notes, 144A	5.625	07/01/27	25	26,396
FXI Holdings, Inc., Sr. Sec’d. Notes, 144A	7.875	11/01/24	25	22,634
				49,030
Oil & Gas 7.5%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes(d)	7.875	12/15/24	310	25,103
Antero Resources Corp.,
Gtd. Notes	5.000	03/01/25	200	129,432
Gtd. Notes	5.125	12/01/22	25	20,316
Gtd. Notes	5.625	06/01/23	50	35,325
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	11/01/26	75	57,753
Sr. Unsec’d. Notes, 144A	10.000	04/01/22	175	167,976
Centennial Resource Production LLC, Gtd. Notes, 144A	5.375	01/15/26	25	23,565
Chesapeake Energy Corp.,
Gtd. Notes	4.875	04/15/22	25	16,932

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Gtd. Notes	8.000%	06/15/27	275	$131,570
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24	75	78,752
CNX Resources Corp.,
Gtd. Notes	5.875	04/15/22	33	32,209
Gtd. Notes, 144A	7.250	03/14/27	100	84,112
CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.625	10/15/25	25	24,647
Diamond Offshore Drilling, Inc., Sr. Unsec’d. Notes	7.875	08/15/25	25	19,948
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28	75	78,457
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A	5.625	02/01/26	175	81,835
Gtd. Notes, 144A	7.375	05/15/24	50	22,667
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	10/01/25	100	86,741
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	25	20,959
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	6.375	01/30/23	175	171,485
Gtd. Notes, 144A	7.000	03/31/24	50	49,011
Nabors Industries, Inc., Gtd. Notes	5.750	02/01/25	150	117,000
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	7.125	01/15/26	75	65,608
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	50	40,771
Gtd. Notes	5.000	03/15/23	150	130,312
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	5.500	02/15/26	50	51,995
Transocean Pontus Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	6.125	08/01/25	45	44,947
Transocean, Inc. (Cayman Islands),
Gtd. Notes, 144A	7.250	11/01/25	85	76,075
Gtd. Notes, 144A	7.500	01/15/26	50	44,977
Valaris PLC (United Kingdom),
Sr. Unsec’d. Notes	5.750	10/01/44	25	9,500
Sr. Unsec’d. Notes	7.750	02/01/26	40	18,131
WPX Energy, Inc.,
Sr. Unsec’d. Notes	5.250	09/15/24	75	76,664
Sr. Unsec’d. Notes	5.250	10/15/27	50	50,078
Sr. Unsec’d. Notes	5.750	06/01/26	50	51,061
				2,135,914
Packaging & Containers 0.4%
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.375	08/15/25	50	52,897
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes, 144A	7.000	07/15/24	50	51,744
				104,641
Pharmaceuticals 1.9%
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	65	73,649
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A	6.125	04/15/25	250	259,938

PGIM Active High Yield Bond ETF

Schedule of Investments

as of November 30, 2019 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Gtd. Notes, 144A	7.000%	01/15/28	50	$54,795
Gtd. Notes, 144A	7.250	05/30/29	40	44,894
Sr. Sec’d. Notes, 144A	5.750	08/15/27	25	27,088
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (Luxembourg), Gtd. Notes, 144A	5.750	08/01/22	75	26,081
NVA Holdings, Inc., Gtd. Notes, 144A	6.875	04/01/26	50	54,664
				541,109
Pipelines 1.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes	5.375	09/15/24	25	21,428
Gtd. Notes, 144A	5.750	01/15/28	125	96,988
CNX Midstream Partners LP/CNX Midstream Finance Corp., Sr. Unsec’d. Notes, 144A	6.500	03/15/26	25	22,801
DCP Midstream Operating LP, Gtd. Notes	5.125	05/15/29	25	25,346
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	7.000	06/15/23	25	25,714
Gtd. Notes, 144A	7.000	08/01/27	25	26,174
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	7.500	07/15/38	100	104,532
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28	125	115,557
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.875	04/15/26	50	52,651
				491,191
Real Estate 1.2%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	122	119,425
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	100	104,157
Howard Hughes Corp. (The), Sr. Unsec’d. Notes, 144A	5.375	03/15/25	25	26,220
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26	100	98,780
				348,582
Real Estate Investment Trusts (REITs) 0.6%
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc., Gtd. Notes	4.500	01/15/28	75	78,556
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26	55	56,109
Gtd. Notes, 144A	4.625	12/01/29	40	41,251
				175,916
Retail 5.3%
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24	50	52,799
CEC Entertainment, Inc., Gtd. Notes	8.000	02/15/22	75	72,798
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.500	10/30/25	200	210,539
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes	6.750	06/15/23	75	63,921
Sr. Unsec’d. Notes(a)	6.500	05/01/21	50	43,267

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes	8.625%	06/15/20	150	$99,834
Sr. Unsec’d. Notes	8.625	06/15/20	50	33,409
Golden Nugget, Inc.,
Gtd. Notes, 144A	8.750	10/01/25	100	106,079
Sr. Unsec’d. Notes, 144A	6.750	10/15/24	100	103,357
L Brands, Inc.,
Gtd. Notes	5.625	10/15/23	50	53,057
Gtd. Notes	6.875	11/01/35	50	43,869
Michaels Stores, Inc., Gtd. Notes, 144A	8.000	07/15/27	100	96,164
PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875	06/01/25	167	163,902
Rite Aid Corp., Gtd. Notes, 144A	6.125	04/01/23	150	123,882
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25	150	155,727
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.500	06/01/24	50	51,422
Sr. Unsec’d. Notes	5.875	03/01/27	50	51,585
				1,525,611
Software 1.1%
Camelot Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A	4.500	11/01/26	25	25,496
Infor US, Inc., Gtd. Notes	6.500	05/15/22	125	127,408
Informatica LLC, Sr. Unsec’d. Notes, 144A	7.125	07/15/23	50	50,818
TIBCO Software, Inc., Sr. Unsec’d. Notes, 144A	11.375	12/01/21	120	124,016
				327,738
Telecommunications 8.1%
CenturyLink, Inc., Sr. Unsec’d. Notes	7.600	09/15/39	50	51,506
CommScope Technologies LLC, Gtd. Notes, 144A	6.000	06/15/25	240	231,831
CommScope, Inc., Gtd. Notes, 144A	8.250	03/01/27	50	50,291
Connect Finco SARL/Connect US Finco LLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.750	10/01/26	200	204,798
Digicel Group One Ltd. (Bermuda), Sr. Sec’d. Notes, 144A	8.250	12/30/22	100	57,283
Digicel Ltd. (Bermuda), Gtd. Notes, 144A	6.750	03/01/23	400	200,018
Embarq Corp., Sr. Unsec’d. Notes	7.995	06/01/36	270	274,167
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes	5.500	08/01/23	10	7,959
Gtd. Notes, 144A	9.750	07/15/25	295	250,224
Sr. Sec’d. Notes, 144A	8.000	02/15/24	50	51,182
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	8.125	06/01/23	50	23,322
ORBCOMM, Inc., Sr. Sec’d. Notes, 144A	8.000	04/01/24	100	101,979
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32	270	322,229
Sprint Corp., Gtd. Notes	7.625	02/15/25	50	54,730
Telesat Canada/Telesat LLC (Canada), Sr. Sec’d. Notes, 144A	4.875	06/01/27	25	25,387
West Corp., Gtd. Notes, 144A	8.500	10/15/25	255	204,347

PGIM Active High Yield Bond ETF

Schedule of Investments

as of November 30, 2019 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Xplornet Communications, Inc. (Canada), Gtd. Notes, Cash coupon 9.625% or PIK 10.625%, 144A	9.625%	06/01/22	193	$192,378
				2,303,631
Toys/Games/Hobbies 0.1%
Mattel, Inc., Gtd. Notes, 144A	5.875	12/15/27	25	25,218

Transportation 0.6%
XPO Logistics, Inc.,
Gtd. Notes, 144A	6.125	09/01/23	50	51,684
Gtd. Notes, 144A	6.750	08/15/24	100	108,582
				160,266
TOTAL CORPORATE BONDS
(cost $24,487,358)				24,561,366
TOTAL LONG-TERM INVESTMENTS
(cost $26,896,523)				26,950,249
			Shares
SHORT-TERM INVESTMENTS 5.8%
AFFILIATED MUTUAL FUNDS 5.8%
PGIM Core Ultra Short Bond Fund (w)			1,067,737	1,067,737
PGIM Institutional Money Market Fund (cost $587,092; includes $586,359 of cash collateral for securities on loan)(b)(w)			586,979	587,038
TOTAL AFFILIATED MUTUAL FUNDS
(cost $1,654,829)				1,654,775
			Principal Amount (000)#
TIME DEPOSIT 0.0%
Brown Brothers Harriman & Co. (cost $1,076)	0.920%	12/02/19	1	1,076
TOTAL SHORT-TERM INVESTMENTS
(cost $1,655,905)				1,655,851
TOTAL INVESTMENTS 100.1%
(cost $28,552,428)				28,606,100
Liabilities in excess of other assets (0.1)%				(25,947)
NET ASSETS 100.0%				$28,580,153

The following abbreviations are used in the quarterly report:

(Q)—Quarterly payment frequency for swaps

144A-Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

CLO-Collateralized Loan Obligation

CDX—Credit Derivative Index

LIBOR-London Interbank Offered Rate

PIK-Payment-in-Kind

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $573,411; cash collateral of $586,359 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2019.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Futures contracts outstanding at November 30, 2019:

Number of contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
	2 Year U.S. Treasury
6	Notes	Mar. 2020	$1,293,516	$(278)
	5 Year U.S. Treasury
5	Notes	Mar. 2020	594,844	1,804
	10 Year U.S. Treasury
16	Notes	Mar. 2020	2,069,750	2,162

				3,688

	Short Positions:
2	U.S. Long Bond	Mar. 2020	317,938	(1,422)
1	U.S. Ultra Bond	Mar. 2020	187,719	117

				(1,305)

				$2,383

Credit default swap agreements outstanding at November 30, 2019:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at November 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices-Buy Protection(1):
CDX.
NA.HY.33-V1	12/20/24	5.000% (Q)	850	$(56,435)	$(73,560)	$(17,125)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced

PGIM Active High Yield Bond ETF

Schedule of Investments

as of November 30, 2019 (unaudited) (continued)

obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments

as of November 30, 2019 (unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS 99.1%
COMMON STOCKS 98.2%
Australia 5.4%
AGL Energy Ltd.	5,035	$69,510
Aristocrat Leisure Ltd.	3,458	79,339
Aurizon Holdings Ltd.	17,667	69,071
AusNet Services	61,301	72,147
BHP Group Ltd.	2,759	71,344
BHP Group PLC	3,475	76,854
BlueScope Steel Ltd.	7,966	78,398
Boral Ltd.	22,301	77,534
CIMIC Group Ltd.	3,367	76,613
Cochlear Ltd.	475	75,179
Coles Group Ltd.	7,135	78,473
Computershare Ltd.	6,673	80,026
CSL Ltd.	409	78,424
Fortescue Metals Group Ltd.	12,074	79,463
Goodman Group	7,579	75,974
Mirvac Group	31,624	72,086
Origin Energy Ltd.	13,531	79,626
QBE Insurance Group Ltd.	8,825	75,690
Scentre Group	28,114	74,924
Sonic Healthcare Ltd.	3,659	74,545
Stockland	22,269	76,067
Tabcorp Holdings Ltd.	23,033	74,626
Telstra Corp. Ltd.	31,159	81,353
Vicinity Centres	40,032	72,568
Wesfarmers Ltd.	2,608	74,743
Woodside Petroleum Ltd.	3,051	71,218
Woolworths Group Ltd.	2,841	76,405
		2,042,200
Austria 0.6%
ANDRITZ AG	1,776	69,264
OMV AG	1,370	78,093
voestalpine AG	2,803	74,268
		221,625
Belgium 0.8%
Ageas	1,287	77,246
Proximus SADP	2,307	69,590
Telenet Group Holding NV*	1,618	73,013
UCB SA	951	77,070
		296,919
Denmark 1.0%
Carlsberg A/S (Class B Stock)	517	74,370
Coloplast A/S (Class B Stock)	640	75,606
H Lundbeck A/S	2,141	82,014
ISS A/S	3,409	78,237
Novo Nordisk A/S (Class B Stock)	1,343	75,486
		385,713
Finland 1.4%
Elisa OYJ	1,402	74,928
Fortum OYJ	2,967	69,918
Kone OYJ (Class B Stock)	1,191	74,555

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments

as of November 30, 2019 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
Finland (cont’d.)
Metso OYJ	1,902	$72,921
Neste OYJ	2,206	74,563
Orion OYJ (Class B Stock)	1,737	75,589
Sampo OYJ (Class A Stock)	1,879	75,973
		518,447
France 8.3%
Aeroports de Paris	395	77,243
Air Liquide SA	551	74,696
Alstom SA	1,785	77,836
Amundi SA, 144A	1,006	76,141
Arkema SA	728	75,440
Atos SE	953	80,928
AXA SA	2,840	77,266
BNP Paribas SA	1,362	76,481
Bollore SA	17,506	74,831
Bouygues SA	1,861	76,024
Bureau Veritas SA	2,974	77,849
Capgemini SE	640	75,691
Carrefour SA	4,529	74,744
Casino Guichard Perrachon SA (a)	1,567	68,951
Cie de Saint-Gobain	1,859	75,266
Cie Generale des Etablissements Michelin SCA	636	76,304
CNP Assurances	3,587	70,816
Credit Agricole SA	5,571	76,198
Danone SA	926	76,227
Eiffage SA	728	79,482
Engie SA	4,919	77,821
EssilorLuxottica SA	486	75,495
Eurazeo SE	1,115	75,976
Eutelsat Communications SA	4,254	69,784
Hermes International	99	74,167
Ipsen SA	649	73,288
Klepierre SA	2,113	75,820
Legrand SA	982	77,548
L’Oreal SA	260	74,103
Orange SA	4,564	75,422
Pernod Ricard SA	434	79,706
Peugeot SA	3,150	76,070
Sanofi	765	71,225
Schneider Electric SE	833	80,392
SCOR SE	1,697	72,895
Societe Generale SA	2,435	76,616
Sodexo SA	670	78,095
TOTAL SA	1,407	73,846
Veolia Environnement SA	2,789	71,408
Vivendi SA	2,789	76,570
Wendel SA	565	76,127
		3,100,788
Germany 6.9%
adidas AG	254	79,122
Allianz SE	328	78,541

Description	Shares	Value
COMMON STOCKS (Continued)
Germany (cont’d.)
Axel Springer SE*	1,097	$75,535
BASF SE	1,070	80,419
Bayerische Motoren Werke AG	940	75,909
Brenntag AG	1,497	79,840
Continental AG	560	73,171
Covestro AG, 144A	1,566	73,324
Deutsche Lufthansa AG	3,902	74,026
Deutsche Post AG	2,172	80,976
Deutsche Telekom AG	4,560	76,542
Deutsche Wohnen SE	1,949	76,119
E.ON SE	6,887	72,065
Evonik Industries AG	2,574	74,694
Fraport AG Frankfurt Airport Services Worldwide	830	70,702
Fresenius Medical Care AG & Co. KGaA	1,022	74,942
Fresenius SE & Co. KGaA	1,433	78,368
GEA Group AG	2,395	76,967
HeidelbergCement AG	1,042	77,029
Henkel AG & Co. KGaA	785	75,932
HOCHTIEF AG	625	76,775
KION Group AG	1,140	75,633
LANXESS AG	1,111	74,051
Merck KGaA	660	77,075
METRO AG	4,676	75,341
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	287	82,399
Puma SE	1,026	77,089
RWE AG	2,617	77,586
SAP SE	572	77,814
Siemens AG	604	77,935
Symrise AG (Class A Stock)	814	78,953
Telefonica Deutschland Holding AG	27,133	82,832
Uniper SE	2,215	71,500
Vonovia SE	1,443	75,179
		2,604,385
Hong Kong 4.0%
CK Asset Holdings Ltd.	11,119	73,932
CK Hutchison Holdings Ltd.	7,897	71,726
CK Infrastructure Holdings Ltd.	10,838	73,379
Henderson Land Development Co. Ltd.	15,669	75,362
HKT Trust & HKT Ltd.	47,600	69,806
Hongkong Land Holdings Ltd.	14,102	77,561
Kerry Properties Ltd.	23,097	74,501
Link REIT	7,345	75,063
MTR Corp. Ltd.	13,668	76,651
Power Assets Holdings Ltd.	9,800	68,167
Sino Land Co. Ltd.	46,814	70,209
SJM Holdings Ltd.	70,531	71,900
Sun Hung Kai Properties Ltd.	5,409	78,702
Swire Pacific Ltd. (Class A Stock)	8,544	76,893
Swire Properties Ltd.	25,078	78,008
Techtronic Industries Co. Ltd.	10,087	75,833
WH Group Ltd., 144A	69,856	71,747

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments

as of November 30, 2019 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
Wharf Real Estate Investment Co. Ltd.	13,453	$74,672
Wheelock & Co. Ltd.	11,788	73,261
Yue Yuen Industrial Holdings Ltd.	25,668	75,908
		1,483,281
Ireland 1.7%
AerCap Holdings NV*	1,305	80,662
CRH PLC	2,180	83,411
DCC PLC	918	78,457
Experian PLC	2,388	79,159
Flutter Entertainment PLC	697	79,860
James Hardie Industries PLC, CDI	3,934	77,061
Kingspan Group PLC	1,373	73,998
Smurfit Kappa Group PLC	2,188	77,619
		630,227
Isle of Man 0.2%
GVC Holdings PLC	6,907	76,075

Israel 1.4%
Bank Hapoalim BM	9,317	75,139
Bank Leumi Le-Israel BM	10,590	76,813
Check Point Software Technologies Ltd.*	618	72,850
Elbit Systems Ltd.	480	79,520
Israel Chemicals Ltd.	17,036	79,895
Israel Discount Bank Ltd. (Class A Stock)	15,532	71,501
Nice Ltd.*	515	78,087
		533,805
Italy 1.6%
Assicurazioni Generali SpA	3,696	75,452
Enel SpA	9,908	74,838
Intesa Sanpaolo SpA	30,435	77,136
Mediobanca Banca di Credito Finanziario SpA	7,212	80,647
Recordati SpA	1,867	78,305
Snam SpA	15,200	75,557
Telecom Italia SpA*	126,202	79,001
Terna Rete Elettrica Nazionale SpA	11,062	71,050
		611,986
Japan 40.1%
ABC-Mart, Inc.	1,063	70,799
Advantest Corp.	1,494	73,025
Air Water, Inc.	4,377	70,301
Aisin Seiki Co. Ltd.	2,031	76,820
Ajinomoto Co., Inc.	4,544	75,723
Alfresa Holdings Corp.	3,410	70,440
Amada Holdings Co. Ltd.	6,572	73,252
ANA Holdings, Inc.	2,235	76,103
Asahi Group Holdings Ltd.	1,580	76,016
Asahi Kasei Corp.	7,583	85,179
Astellas Pharma, Inc.	4,946	84,388
Bandai Namco Holdings, Inc.	1,209	73,310
Bank of Kyoto Ltd. (The)	1,870	77,137
Benesse Holdings, Inc.	2,778	73,298

Description	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Brother Industries Ltd.	3,728	$73,910
Calbee, Inc.	2,329	75,006
Casio Computer Co. Ltd.	4,183	79,758
Central Japan Railway Co.	339	68,432
Chiba Bank Ltd. (The)	13,206	75,287
Chubu Electric Power Co., Inc.	5,516	76,903
Chugai Pharmaceutical Co. Ltd.	922	80,512
Chugoku Electric Power Co., Inc. (The)	5,721	75,632
Coca-Cola Bottlers Japan Holdings, Inc.	3,061	73,522
Concordia Financial Group Ltd.	18,462	74,890
Credit Saison Co. Ltd.	4,602	76,101
Dai Nippon Printing Co. Ltd.	2,772	74,128
Daicel Corp.	7,566	74,378
Daikin Industries Ltd.	547	78,685
Daito Trust Construction Co. Ltd.	607	74,229
Daiwa House Industry Co. Ltd.	2,252	68,905
Daiwa House REIT Investment Corp. (Class A Stock)	28	76,590
Daiwa Securities Group, Inc.	14,772	74,903
Dentsu, Inc.	2,009	72,868
East Japan Railway Co.	744	68,449
Eisai Co. Ltd.	1,081	80,096
Electric Power Development Co. Ltd.	2,976	71,372
FamilyMart Co. Ltd.	3,029	71,508
Fast Retailing Co. Ltd.	125	76,161
Fuji Electric Co. Ltd.	2,281	70,230
FUJIFILM Holdings Corp.	1,604	75,793
Fujitsu Ltd.	891	81,004
Fukuoka Financial Group, Inc.	4,035	76,862
Hakuhodo DY Holdings, Inc.	4,428	71,565
Hankyu Hanshin Holdings, Inc.	1,860	79,868
Hikari Tsushin, Inc.	333	77,641
Hirose Electric Co. Ltd.	610	75,014
Hisamitsu Pharmaceutical Co., Inc.	1,591	78,056
Hitachi High-Technologies Corp.	1,310	85,454
Hitachi Ltd.	1,954	76,764
Honda Motor Co. Ltd.	2,650	74,255
Hoshizaki Corp.	869	75,979
Hoya Corp.	885	80,774
Hulic Co. Ltd.	7,605	85,531
Inpex Corp.	8,141	79,510
Isetan Mitsukoshi Holdings Ltd.	8,242	73,418
Isuzu Motors Ltd.	6,452	75,481
ITOCHU Corp.	3,516	76,709
Itochu Techno-Solutions Corp.	2,616	69,860
Japan Airlines Co. Ltd.	2,502	77,765
Japan Post Bank Co. Ltd.	7,830	75,828
Japan Post Holdings Co. Ltd.	8,070	75,867
Japan Real Estate Investment Corp.	11	74,871
Japan Retail Fund Investment Corp.	36	81,995
Japan Tobacco, Inc.	3,113	70,946
JSR Corp.	4,179	73,955

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments

as of November 30, 2019 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
JXTG Holdings, Inc.	15,503	$68,921
Kajima Corp.	5,745	75,739
Kamigumi Co. Ltd.	3,001	66,515
Kansai Electric Power Co., Inc. (The)	6,773	77,225
Kansai Paint Co. Ltd.	3,055	76,979
Kawasaki Heavy Industries Ltd.	3,335	74,893
KDDI Corp.	2,723	78,091
Keikyu Corp.	3,659	75,249
Keio Corp.	1,173	75,231
Keisei Electric Railway Co. Ltd.	1,733	71,407
Kirin Holdings Co. Ltd.	3,348	74,115
Kobayashi Pharmaceutical Co. Ltd.	918	75,315
Komatsu Ltd.	3,279	76,901
Konami Holdings Corp.	1,723	75,875
Kubota Corp.	4,923	75,944
Kurita Water Industries Ltd.	2,643	73,890
Kyocera Corp.	1,122	76,338
Kyowa Kirin Co. Ltd.	4,052	85,997
Kyushu Electric Power Co., Inc.	8,876	78,173
Kyushu Railway Co.	2,322	79,023
Lawson, Inc.	1,339	72,911
LIXIL Group Corp.	4,043	68,335
Marubeni Corp.	10,452	77,176
McDonald’s Holdings Co. Japan Ltd.	1,503	74,288
Medipal Holdings Corp.	3,316	71,134
MEIJI Holdings Co. Ltd.	1,117	75,926
Mitsubishi Chemical Holdings Corp.	10,003	74,181
Mitsubishi Corp.	2,632	68,917
Mitsubishi Estate Co. Ltd.	4,101	75,178
Mitsubishi Gas Chemical Co., Inc.	5,069	79,285
Mitsubishi Heavy Industries Ltd.	1,900	72,698
Mitsubishi Tanabe Pharma Corp.	5,072	92,816
Mitsubishi UFJ Financial Group, Inc.	14,734	77,819
Mitsubishi UFJ Lease & Finance Co. Ltd.	12,282	78,884
Mitsui & Co. Ltd.	4,362	77,293
Mitsui Chemicals, Inc.	3,142	75,296
Mitsui Fudosan Co. Ltd.	2,867	71,325
Mitsui OSK Lines Ltd.	2,926	76,722
Mizuho Financial Group, Inc.	48,842	75,502
MS&AD Insurance Group Holdings, Inc.	2,325	75,217
Murata Manufacturing Co. Ltd.	1,346	78,014
Nagoya Railroad Co. Ltd.	2,330	74,186
NH Foods Ltd.	1,865	78,209
Nintendo Co. Ltd.	184	71,193
Nippon Building Fund, Inc.	10	75,099
Nippon Express Co. Ltd.	1,216	77,101
Nippon Prologis REIT, Inc.	27	72,449
Nippon Telegraph & Telephone Corp.	1,599	80,743
Nippon Yusen KK	4,179	71,740
Nisshin Seifun Group, Inc.	3,795	71,285
Nissin Foods Holdings Co. Ltd.	1,016	76,115

Description	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Nitori Holdings Co. Ltd.	480	$75,209
Nitto Denko Corp.	1,344	75,393
Nomura Holdings, Inc.	15,379	78,781
Nomura Real Estate Holdings, Inc.	3,503	84,651
NTT Data Corp.	5,433	74,058
NTT DOCOMO, Inc.	2,935	80,525
Obayashi Corp.	6,956	73,719
Oji Holdings Corp.	14,477	82,665
Olympus Corp.	4,930	73,147
Ono Pharmaceutical Co. Ltd.	3,621	81,217
Oracle Corp. Japan	808	74,337
ORIX Corp.	5,041	82,554
Otsuka Corp.	1,804	72,272
Otsuka Holdings Co. Ltd.	1,885	82,216
Pan Pacific International Holdings Corp.	4,799	77,780
Park24 Co. Ltd.	3,320	80,228
Persol Holdings Co. Ltd.	4,135	76,047
Recruit Holdings Co. Ltd.	1,993	72,142
Resona Holdings, Inc.	16,752	71,030
Ricoh Co. Ltd.	7,811	80,426
Rinnai Corp.	972	74,595
Ryohin Keikaku Co. Ltd.	3,407	77,600
Santen Pharmaceutical Co. Ltd.	4,064	76,115
SBI Holdings, Inc.	3,681	76,442
Secom Co. Ltd.	868	73,806
Sega Sammy Holdings, Inc.	5,340	77,035
Seibu Holdings, Inc.	4,229	74,531
Sekisui Chemical Co. Ltd.	4,690	81,627
Sekisui House Ltd.	3,523	76,122
Seven & i Holdings Co. Ltd.	1,961	73,062
SG Holdings Co. Ltd.	3,017	72,383
Shimamura Co. Ltd.	875	70,189
Shimizu Corp.	8,183	78,350
Shin-Etsu Chemical Co. Ltd.	680	72,750
Shinsei Bank Ltd.	4,426	69,672
Shionogi & Co. Ltd.	1,244	73,170
Showa Denko KK	2,690	71,837
Softbank Corp.	5,561	75,498
Sohgo Security Services Co. Ltd.	1,378	71,635
Sony Corp.	1,230	77,584
Stanley Electric Co. Ltd.	2,740	75,850
Subaru Corp.	2,850	74,638
Sumitomo Chemical Co. Ltd.	15,487	69,897
Sumitomo Corp.	5,146	77,527
Sumitomo Dainippon Pharma Co. Ltd.	3,788	71,534
Sumitomo Heavy Industries Ltd.	2,395	68,488
Sumitomo Metal Mining Co. Ltd.	2,516	76,224
Sumitomo Mitsui Financial Group, Inc.	1,942	70,775
Sumitomo Mitsui Trust Holdings, Inc.	2,043	78,151
Sumitomo Realty & Development Co. Ltd.	2,165	75,440
Sumitomo Rubber Industries Ltd.	5,998	76,225

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments

as of November 30, 2019 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Sundrug Co. Ltd.	2,169	$76,095
Suntory Beverage & Food Ltd.	1,738	75,424
Suzuken Co. Ltd.	1,619	70,777
Taiheiyo Cement Corp.	2,520	72,868
Taisei Corp.	1,975	77,499
TDK Corp.	739	77,711
Teijin Ltd.	4,062	76,412
Tobu Railway Co. Ltd.	2,288	83,719
Toho Co. Ltd.	1,860	75,535
Tohoku Electric Power Co., Inc.	7,707	76,398
Tokyo Electric Power Co. Holdings, Inc.*	17,024	74,656
Tokyo Electron Ltd.	396	81,765
Tokyo Gas Co. Ltd.	3,218	77,749
Tokyu Corp.	3,737	73,712
Tokyu Fudosan Holdings Corp.	11,851	81,313
Toppan Printing Co. Ltd.	3,816	75,898
Toshiba Corp.	2,178	78,201
Tosoh Corp.	4,906	73,060
Toyo Suisan Kaisha Ltd.	1,629	70,247
Toyota Motor Corp.	1,061	74,039
Toyota Tsusho Corp.	2,197	76,776
Trend Micro, Inc.	1,432	77,321
Tsuruha Holdings, Inc.	652	77,617
USS Co. Ltd.	3,943	76,443
Welcia Holdings Co. Ltd.	1,209	74,116
West Japan Railway Co.	887	78,096
Yakult Honsha Co. Ltd.	1,316	77,189
Yamada Denki Co. Ltd.	15,673	78,182
Yamaha Motor Co. Ltd.	3,616	75,554
Yamazaki Baking Co. Ltd.	4,289	78,644
Yokogawa Electric Corp.	4,476	81,910
Yokohama Rubber Co. Ltd. (The)	3,613	74,435
		15,074,379
Macau 0.2%
Wynn Macau Ltd.	34,525	75,947

Netherlands 2.6%
Aegon NV	15,269	68,835
EXOR NV	1,027	78,568
Heineken Holding NV	789	75,624
Heineken NV	737	76,356
ING Groep NV	6,950	79,968
Koninklijke Ahold Delhaize NV	3,030	78,063
Koninklijke KPN NV	23,378	72,012
Koninklijke Philips NV	1,681	78,051
NN Group NV	1,939	74,425
Randstad NV	1,422	82,811
Royal Dutch Shell PLC,
(Class A Stock)	2,590	74,064
(Class B Stock)	2,611	73,938
Wolters Kluwer NV	1,067	76,596
		989,311

Description	Shares	Value
COMMON STOCKS (Continued)
New Zealand 0.8%
Fisher & Paykel Healthcare Corp. Ltd.	5,817	$82,694
Fletcher Building Ltd.	22,888	76,826
Ryman Healthcare Ltd.	7,936	76,909
Spark New Zealand Ltd.	26,797	78,080
		314,509
Norway 1.2%
Equinor ASA	4,093	75,432
Norsk Hydro ASA	21,059	74,513
Orkla ASA	7,998	77,484
Schibsted ASA (Class B Stock)	2,810	72,465
Telenor ASA	4,172	76,163
Yara International ASA	2,047	77,206
		453,263
Portugal 0.6%
EDP - Energias de Portugal SA	18,235	73,729
Galp Energia SGPS SA	4,532	73,770
Jeronimo Martins SGPS SA	4,234	67,613
		215,112
Singapore 2.1%
CapitaLand Commercial Trust	51,843	76,190
CapitaLand Mall Trust	41,026	75,591
City Developments Ltd.	9,604	72,608
DBS Group Holdings Ltd.	3,700	68,308
Genting Singapore Ltd.	110,270	74,578
Oversea-Chinese Banking Corp. Ltd.	9,370	73,853
SATS Ltd.	20,634	75,131
Suntec Real Estate Investment Trust	56,942	76,605
United Overseas Bank Ltd.	3,600	67,962
UOL Group Ltd.	13,041	73,991
Wilmar International Ltd.	23,697	70,864
		805,681
Spain 2.2%
ACS Actividades de Construccion y Servicios SA	1,981	77,107
Aena SME SA, 144A	374	68,686
Amadeus IT Group SA	891	70,971
Enagas SA	3,038	75,675
Endesa SA	2,662	72,380
Iberdrola SA	7,753	76,258
Industria de Diseno Textil SA	2,539	79,049
Naturgy Energy Group SA	2,912	75,712
Red Electrica Corp. SA	4,014	78,495
Repsol SA	4,618	72,703
Telefonica SA	10,272	78,673
		825,709
Sweden 4.4%
Alfa Laval AB	3,189	78,442
Assa Abloy AB (Class B Stock)	3,071	72,910
Atlas Copco AB,
(Class A Stock)	2,049	75,066
(Class B Stock)	2,342	75,702
Boliden AB	2,820	72,722

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments

as of November 30, 2019 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
Sweden (cont’d.)
Epiroc AB,
(Class A Stock)	6,701	$78,217
(Class B Stock)	7,075	79,517
Hennes & Mauritz AB (Class B Stock)	4,028	77,733
Husqvarna AB (Class B Stock)	8,783	68,572
ICA Gruppen AB	1,779	77,637
Industrivarden AB (Class C Stock)	3,373	78,214
Investor AB (Class B Stock)	1,463	77,319
Kinnevik AB,
(Class B Stock)	3,371	77,182
(Redemption Shares)*	2,712	16,479
Sandvik AB	4,663	84,783
Securitas AB (Class B Stock)	4,703	77,973
Skanska AB (Class B Stock)	3,472	76,703
SKF AB (Class B Stock)	4,381	83,658
Swedish Match AB	1,742	83,425
Tele2 AB (Class B Stock)	5,251	77,464
Telia Co. AB	17,467	75,589
Volvo AB (Class B Stock)	4,972	76,852
		1,642,159
Switzerland 4.1%
ABB Ltd.	3,490	76,326
Adecco Group AG	1,236	76,410
Coca-Cola HBC AG	2,439	81,354
Dufry AG*	780	76,112
Geberit AG	150	80,520
Givaudan SA	26	76,414
Kuehne Nagel International AG	467	75,934
LafargeHolcim Ltd.*	1,506	77,649
Nestle SA	728	75,654
Novartis AG	850	78,251
Roche Holding AG	267	82,289
Sika AG	441	76,756
Sonova Holding AG	349	79,677
STMicroelectronics NV	3,161	77,659
Swatch Group AG (The)	1,349	71,902
Swiss Life Holding AG	144	71,395
Swiss Prime Site AG*	713	75,293
Swiss Re AG	757	81,983
Swisscom AG	146	75,570
UBS Group AG*	6,155	74,599
		1,541,747
United Kingdom 6.6%
BP PLC	11,799	73,280
British American Tobacco PLC	2,049	81,092
British Land Co. PLC (The)	10,485	78,056
Burberry Group PLC	2,850	77,554
Coca-Cola European Partners PLC	1,502	75,791
Compass Group PLC	2,763	67,700
Diageo PLC	1,899	77,735
Ferguson PLC	936	81,375

Description	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
GlaxoSmithKline PLC	3,344	$75,860
HSBC Holdings PLC	10,198	76,012
J Sainsbury PLC	29,482	81,714
Kingfisher PLC	26,482	71,892
Land Securities Group PLC	6,666	82,628
Meggitt PLC	9,292	77,274
Mondi PLC	3,546	76,842
National Grid PLC	6,509	74,899
Pearson PLC	8,876	74,228
Reckitt Benckiser Group PLC	940	73,747
RELX PLC	2,915	70,614
Rio Tinto Ltd.	1,178	77,210
Rio Tinto PLC	1,405	76,348
Sage Group PLC (The)	8,219	80,129
Segro PLC	6,823	78,891
Smith & Nephew PLC	3,561	79,723
Smiths Group PLC	3,901	83,803
Standard Chartered PLC	8,501	76,677
Tesco PLC	24,572	72,904
Unilever NV	1,247	73,912
Unilever PLC	1,279	75,729
Vodafone Group PLC	39,828	78,998
Wm Morrison Supermarkets PLC	30,376	77,906
WPP PLC	6,148	79,555
		2,460,078
TOTAL COMMON STOCKS
(cost $34,713,155)		36,903,346
PREFERRED STOCKS 0.9%
Germany 0.7%
Henkel AG & Co. KGaA	735	77,639
Porsche Automobil Holding SE	1,054	78,009
Volkswagen AG	425	82,163
		237,811
Italy 0.2%
Telecom Italia SpA	133,082	81,959

TOTAL PREFERRED STOCKS
(cost $283,820)		319,770
TOTAL LONG-TERM INVESTMENTS
(cost $34,996,975)		37,223,116
SHORT-TERM INVESTMENTS 0.6%
AFFILIATED MUTUAL FUND 0.2%
PGIM Institutional Money Market Fund (cost $66,296; includes $66,244 of cash collateral for securities on loan)(b)(w)	66,289	66,296

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments

as of November 30, 2019 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
TIME DEPOSIT 0.4%
Royal Bank of Canada (cost $153,582)	0.920%	12/02/2019	154	$153,582
TOTAL SHORT-TERM TERM INVESTMENTS
(cost $219,878)				219,878
TOTAL INVESTMENTS 99.7%
(cost $35,216,853)				37,442,994
Other assets in excess of liabilities 0.3%				121,724
NET ASSETS 100.0%				$37,564,718

The following abbreviations are used in the quarterly report:

144A-Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

CDI – Chess Depositary Interests.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $62,093; cash collateral of $66,244 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestments.

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.

*	Non-income producing security.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of November 30, 2019 were as follows (unaudited):

Chemicals	5.0%
Banks	5.0
Machinery	4.7
Real Estate Management & Development	4.6
Pharmaceuticals	4.6
Equity Real Estate Investment Trusts (REITs)	3.7
Food & Staples Retailing	3.4
Diversified Telecommunication Services	3.3
Electric Utilities	3.2
Insurance	3.0
Road & Rail	3.0
Food Products	2.8
Oil, Gas & Consumable Fuels	2.6
Beverages	2.2

Specialty Retail	2.2%
Construction & Engineering	2.0
Metals & Mining	2.0
Hotels, Restaurants & Leisure	2.0
Trading Companies & Distributors	1.9
Automobiles	1.8
Diversified Financial Services	1.7
Health Care Equipment & Supplies	1.7
Professional Services	1.7
IT Services	1.6
Media	1.6
Electronic Equipment, Instruments & Components	1.5
Construction Materials	1.4
Commercial Services & Supplies	1.4
Textiles, Apparel & Luxury Goods	1.4
Health Care Providers & Services	1.4

Software	1.2%
Household Durables	1.2
Auto Components	1.2
Building Products	1.2
Multi-Utilities	1.2
Wireless Telecommunication Services	1.0
Industrial Conglomerates	1.0
Capital Markets	1.0
Transportation Infrastructure	1.0
Gas Utilities	0.8
Electrical Equipment	0.8
Multiline Retail	0.8
Entertainment	0.8
Personal Products	0.8
Tobacco	0.7
Semiconductors & Semiconductor Equipment	0.6
Technology Hardware, Storage & Peripherals	0.6

Airlines	0.6%
Air Freight & Logistics	0.6
Household Products	0.6
Marine	0.6
Paper & Forest Products	0.4
Aerospace & Defense	0.4
Time Deposit	0.4
Leisure Products	0.4
Independent Power & Renewable Electricity Producers	0.4
Biotechnology	0.2
Containers & Packaging	0.2
Consumer Finance	0.2
Diversified Consumer Services	0.2
Affiliated Mutual Fund	0.2
99.7
Other assets in excess of liabilities	0.3
100.0%

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments

as of November 30, 2019 (unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS 99.1%
COMMON STOCKS 99.1%
Aerospace & Defense 2.4%
Arconic, Inc.	1,414	$43,778
General Dynamics Corp.	196	35,621
Huntington Ingalls Industries, Inc.	164	41,274
L3Harris Technologies, Inc.	171	34,386
Lockheed Martin Corp.	95	37,148
Textron, Inc.	790	36,530
United Technologies Corp.	263	39,013
		267,750
Air Freight & Logistics 0.6%
Expeditors International of Washington, Inc.	474	35,436
FedEx Corp.	224	35,851
		71,287
Airlines 1.1%
Delta Air Lines, Inc.	657	37,653
Southwest Airlines Co.	719	41,443
United Airlines Holdings, Inc.*	424	39,347
		118,443
Auto Components 0.4%
BorgWarner, Inc.	1,080	45,414

Automobiles 0.6%
Ford Motor Co.	3,877	35,126
General Motors Co.	842	30,312
		65,438
Banks 3.7%
Bank of America Corp.	1,223	40,750
Citigroup, Inc.	553	41,541
Citizens Financial Group, Inc.	1,083	41,652
Comerica, Inc.	580	40,838
Fifth Third Bancorp	1,300	39,247
JPMorgan Chase & Co.	321	42,295
KeyCorp	2,182	42,309
Regions Financial Corp.	2,345	39,021
Wells Fargo & Co.	737	40,137
Zions Bancorp NA	870	43,309
		411,099
Beverages 1.7%
Brown-Forman Corp. (Class B Stock)	710	48,152
Coca-Cola Co. (The)	671	35,832
Molson Coors Brewing Co. (Class B Stock)	694	35,033
Monster Beverage Corp.*	618	36,969
PepsiCo, Inc.	280	38,032
		194,018
Biotechnology 2.6%
Alexion Pharmaceuticals, Inc.*	322	36,689
Amgen, Inc.	174	40,841
Biogen, Inc.*	155	46,471
Gilead Sciences, Inc.	548	36,847
Incyte Corp.*	410	38,606
Regeneron Pharmaceuticals, Inc.*	118	43,542

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments

as of November 30, 2019 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Vertex Pharmaceuticals, Inc.*	188	$41,689
		284,685
Building Products 1.1%
Fortune Brands Home & Security, Inc.	713	45,104
Johnson Controls International PLC	905	38,761
Masco Corp.	905	42,128
		125,993
Capital Markets 3.5%
BlackRock, Inc. (Class A Stock)	78	38,603
Franklin Resources, Inc.	1,258	34,582
Goldman Sachs Group, Inc. (The)	176	38,958
Intercontinental Exchange, Inc.	390	36,726
Invesco Ltd.	2,221	39,001
Moody’s Corp.	168	38,081
Morgan Stanley	882	43,641
MSCI, Inc. (Class A Stock)	159	41,211
S&P Global, Inc.	139	36,786
T Rowe Price Group, Inc.	335	41,393
		388,982
Chemicals 2.4%
Corteva, Inc.	1,212	31,536
DuPont de Nemours, Inc.	524	33,960
Eastman Chemical Co.	534	41,850
Ecolab, Inc.	173	32,294
Linde PLC (United Kingdom)	186	38,355
LyondellBasell Industries NV (Class A Stock)	474	43,864
Sherwin-Williams Co. (The)	69	40,236
		262,095
Commercial Services & Supplies 1.3%
Cintas Corp.	135	34,703
Copart, Inc.*	470	41,830
Republic Services, Inc. (Class A Stock)	433	38,385
Waste Management, Inc.	301	33,986
		148,904
Communications Equipment 1.5%
Arista Networks, Inc.*	156	30,440
Cisco Systems, Inc.	640	28,998
F5 Networks, Inc.*	273	39,779
Juniper Networks, Inc.	1,410	35,335
Motorola Solutions, Inc.	204	34,129
		168,681
Construction & Engineering 0.4%
Jacobs Engineering Group, Inc.	458	42,177

Construction Materials 0.3%
Vulcan Materials Co.	255	36,177

Consumer Finance 1.3%
American Express Co.	284	34,114
Capital One Financial Corp.	381	38,104
Discover Financial Services	461	39,125

Description	Shares	Value
COMMON STOCKS (Continued)
Consumer Finance (cont’d.)
Synchrony Financial	1,041	$38,944
		150,287
Containers & Packaging 0.7%
Sealed Air Corp.	868	32,750
Westrock Co.	1,036	41,782
		74,532
Distributors 0.8%
Genuine Parts Co.	359	37,469
LKQ Corp.*	1,416	49,956
		87,425
Diversified Consumer Services 0.3%
H&R Block, Inc.	1,292	31,499

Diversified Financial Services 0.7%
Berkshire Hathaway, Inc. (Class B Stock)*	181	39,875
Jefferies Financial Group, Inc.	1,887	39,438
		79,313
Diversified Telecommunication Services 1.1%
AT&T, Inc.	1,077	40,258
CenturyLink, Inc.(a)	3,127	45,310
Verizon Communications, Inc.	629	37,891
		123,459
Electric Utilities 2.4%
Duke Energy Corp.	377	33,240
Entergy Corp.	333	38,758
Exelon Corp.	788	34,987
FirstEnergy Corp.	812	38,725
PPL Corp.	1,130	38,454
Southern Co. (The)	685	42,463
Xcel Energy, Inc.	584	35,910
		262,537
Electrical Equipment 1.1%
AMETEK, Inc.	412	40,792
Eaton Corp. PLC	434	40,145
Emerson Electric Co.	606	44,759
		125,696
Electronic Equipment, Instruments & Components 0.4%
Keysight Technologies, Inc.*	414	44,310

Energy Equipment & Services 0.6%
National Oilwell Varco, Inc.	1,761	39,711
TechnipFMC PLC (United Kingdom)	1,386	26,112
		65,823
Entertainment 1.3%
Activision Blizzard, Inc.	745	40,848
Electronic Arts, Inc.*	361	36,465
Viacom, Inc. (Class B Stock)	1,233	29,678
Walt Disney Co. (The)	262	39,714
		146,705
Equity Real Estate Investment Trusts (REITs) 7.2%
American Tower Corp.	163	34,887

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments

as of November 30, 2019 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Apartment Investment & Management Co. (Class A Stock)	693	$37,263
AvalonBay Communities, Inc.	177	37,951
Boston Properties, Inc.	258	35,743
Crown Castle International Corp.	253	33,816
Duke Realty Corp.	1,082	38,065
Equinix, Inc.	66	37,412
Equity Residential	443	37,699
Essex Property Trust, Inc.	125	39,022
Extra Space Storage, Inc.	302	32,027
Healthpeak Properties, Inc.	1,067	37,217
Host Hotels & Resorts, Inc.	2,175	38,041
Kimco Realty Corp.	1,948	42,116
Mid-America Apartment Communities, Inc.	289	39,336
Prologis, Inc.	458	41,930
Public Storage	139	29,284
Regency Centers Corp.	554	36,032
SBA Communications Corp. (Class A Stock)	138	32,633
Simon Property Group, Inc.	231	34,929
SL Green Realty Corp.	460	39,252
UDR, Inc.	799	38,392
Ventas, Inc.	503	29,330
		802,377
Food & Staples Retailing 1.8%
Costco Wholesale Corp.	130	38,975
Kroger Co. (The)	1,557	42,568
Sysco Corp.	508	40,920
Walgreens Boots Alliance, Inc.	662	39,455
Walmart, Inc.	364	43,349
		205,267
Food Products 2.3%
Archer-Daniels-Midland Co.	950	40,784
General Mills, Inc.	660	35,191
Hershey Co. (The)	231	34,225
JM Smucker Co. (The)	290	30,476
Kellogg Co.	599	39,007
Mondelez International, Inc. (Class A Stock)	658	34,571
Tyson Foods, Inc. (Class A Stock)	408	36,675
		250,929
Health Care Equipment & Supplies 5.7%
Abbott Laboratories	413	35,291
ABIOMED, Inc.*	182	35,705
Baxter International, Inc.	407	33,362
Becton Dickinson & Co.	143	36,965
Boston Scientific Corp.*	837	36,200
Cooper Cos., Inc. (The)	106	33,188
Danaher Corp.	270	39,415
DENTSPLY SIRONA, Inc.	707	39,974
Edwards Lifesciences Corp.*	164	40,170
Hologic, Inc.*	748	38,387
IDEXX Laboratories, Inc.*	128	32,202
Intuitive Surgical, Inc.*	72	42,689

Description	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Medtronic PLC (Ireland)	350	$38,986
ResMed, Inc.	266	39,794
Stryker Corp.	164	33,597
Varian Medical Systems, Inc.*	324	43,328
Zimmer Biomet Holdings, Inc.	260	37,773
		637,026
Health Care Providers & Services 3.7%
Anthem, Inc.	126	36,371
Cardinal Health, Inc.	803	44,189
Centene Corp.*	715	43,236
Cigna Corp.	212	42,383
CVS Health Corp.	599	45,087
Henry Schein, Inc.*	576	39,687
Humana, Inc.	118	40,265
Laboratory Corp. of America Holdings*	238	41,005
Quest Diagnostics, Inc.	353	37,612
UnitedHealth Group, Inc.	154	43,100
		412,935
Health Care Technology 0.3%
Cerner Corp.	533	38,157

Hotels, Restaurants & Leisure 1.3%
Carnival Corp.	781	35,208
McDonald’s Corp.	178	34,617
Royal Caribbean Cruises Ltd.	329	39,487
Yum! Brands, Inc.	306	30,805
		140,117
Household Durables 2.0%
DR Horton, Inc.	802	44,391
Garmin Ltd. (Switzerland)	453	44,253
Lennar Corp. (Class A Stock)	683	40,741
Mohawk Industries, Inc.*	313	43,623
PulteGroup, Inc.	1,137	45,082
		218,090
Household Products 1.0%
Colgate-Palmolive Co.	499	33,842
Kimberly-Clark Corp.	257	35,040
Procter & Gamble Co. (The)	306	37,350
		106,232
Independent Power & Renewable Electricity Producers 0.8%
AES Corp.	2,271	42,945
NRG Energy, Inc.	1,037	41,200
		84,145
Industrial Conglomerates 1.1%
3M Co.	218	37,010
General Electric Co.	3,839	43,266
Honeywell International, Inc.	219	39,102
		119,378
Insurance 4.3%
Aflac, Inc.	682	37,401
Allstate Corp. (The)	367	40,865

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments

as of November 30, 2019 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
American International Group, Inc.	639	$33,650
Aon PLC (United Kingdom)	188	38,279
Chubb Ltd. (Switzerland)	226	34,235
Cincinnati Financial Corp.	324	34,684
Everest Re Group Ltd. (Bermuda)	142	38,519
Loews Corp.	707	35,986
Marsh & McLennan Cos., Inc.	362	39,121
MetLife, Inc.	795	39,678
Progressive Corp. (The)	462	33,749
Unum Group	1,285	39,501
Willis Towers Watson PLC (United Kingdom)	184	36,145
		481,813
Interactive Media & Services 1.1%
Alphabet, Inc.,
(Class A Stock)*	31	40,427
(Class C Stock)*	32	41,759
Facebook, Inc. (Class A Stock)*	191	38,513
		120,699
Internet & Direct Marketing Retail 0.9%
Booking Holdings, Inc.*	20	38,081
eBay, Inc.	941	33,424
Expedia Group, Inc.	286	29,075
		100,580
IT Services 2.7%
Accenture PLC (Class A Stock) (Ireland)	196	39,427
Broadridge Financial Solutions, Inc.	283	35,010
Cognizant Technology Solutions Corp. (Class A Stock)	581	37,248
International Business Machines Corp.	264	35,495
Leidos Holdings, Inc.	426	38,698
Mastercard, Inc. (Class A Stock)	143	41,789
VeriSign, Inc.*	183	34,905
Visa, Inc. (Class A Stock)	219	40,408
		302,980
Life Sciences Tools & Services 1.7%
Agilent Technologies, Inc.	530	42,808
IQVIA Holdings, Inc.*	229	33,429
Mettler-Toledo International, Inc.*	49	35,251
PerkinElmer, Inc.	437	40,597
Thermo Fisher Scientific, Inc.	129	40,500
		192,585
Machinery 2.6%
Caterpillar, Inc.	302	43,708
Cummins, Inc.	237	43,338
Dover Corp.	365	40,690
Ingersoll-Rand PLC	291	38,153
PACCAR, Inc.	554	45,079
Pentair PLC (United Kingdom)	882	39,117
Stanley Black & Decker, Inc.	240	37,858
		287,943

Description	Shares	Value
COMMON STOCKS (Continued)
Media 2.0%
CBS Corp. (Class B Stock)	737	$29,760
Comcast Corp. (Class A Stock)	898	39,647
Discovery, Inc. (Class C Stock)*	1,312	40,042
Fox Corp.,
(Class A Stock)	1,024	36,618
(Class B Stock)	1,025	35,855
Interpublic Group of Cos, Inc. (The)	1,725	38,640
		220,562
Metals & Mining 0.7%
Newmont Goldcorp Corp.	953	36,595
Nucor Corp.	715	40,298
		76,893
Multiline Retail 1.2%
Dollar General Corp.	287	45,162
Macy’s, Inc.	1,854	28,403
Target Corp.	465	58,130
		131,695
Multi-Utilities 2.3%
CenterPoint Energy, Inc.	1,282	31,486
Consolidated Edison, Inc.	458	39,796
Dominion Energy, Inc.	482	40,059
DTE Energy Co.	280	34,983
NiSource, Inc.	1,298	34,332
Public Service Enterprise Group, Inc.	648	38,433
Sempra Energy	261	38,437
		257,526
Oil, Gas & Consumable Fuels 3.3%
Chevron Corp.	297	34,788
ConocoPhillips	666	39,920
Devon Energy Corp.	1,519	33,251
Exxon Mobil Corp.	509	34,678
HollyFrontier Corp.	745	38,405
Kinder Morgan, Inc.	1,750	34,317
Occidental Petroleum Corp.	802	30,933
ONEOK, Inc.	515	36,591
Phillips 66	387	44,397
Pioneer Natural Resources Co.	280	35,795
		363,075
Personal Products 0.4%
Estee Lauder Cos., Inc. (The) (Class A Stock)	209	40,853

Pharmaceuticals 2.0%
Bristol-Myers Squibb Co.	763	43,445
Eli Lilly & Co.	301	35,322
Johnson & Johnson	255	35,060
Merck & Co., Inc.	426	37,139
Pfizer, Inc.	1,019	39,252
Zoetis, Inc. (Class A Stock)	288	34,710
		224,928
Professional Services 0.6%
Nielsen Holdings PLC	1,687	32,981

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments

as of November 30, 2019 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
Professional Services (cont’d.)
Robert Half International, Inc.	634	$36,899
		69,880
Real Estate Management & Development 0.4%
CBRE Group, Inc. (Class A Stock)*	737	42,024

Road & Rail 0.8%
JB Hunt Transport Services, Inc.	355	41,045
Kansas City Southern	291	44,354
		85,399
Semiconductors & Semiconductor Equipment 2.3%
Applied Materials, Inc.	820	47,478
Intel Corp.	766	44,466
Lam Research Corp.	175	46,695
Maxim Integrated Products, Inc.	664	37,629
Qorvo, Inc.*	470	48,979
Texas Instruments, Inc.	291	34,981
		260,228
Software 2.5%
ANSYS, Inc.*	185	47,117
Cadence Design Systems, Inc.*	519	36,460
Citrix Systems, Inc.	389	43,883
Intuit, Inc.	129	33,397
Microsoft Corp.	278	42,083
Oracle Corp.	648	36,379
Synopsys, Inc.*	296	41,748
		281,067
Specialty Retail 1.7%
AutoZone, Inc.*	34	40,049
Best Buy Co., Inc.	481	38,788
Home Depot, Inc. (The)	172	37,928
Ross Stores, Inc.	371	43,092
Ulta Beauty, Inc.*	107	25,023
		184,880
Technology Hardware, Storage & Peripherals 1.7%
Apple, Inc.	169	45,165
Hewlett Packard Enterprise Co.	2,679	42,409
Seagate Technology PLC	791	47,207
Xerox Holdings Corp.	1,266	49,285
		184,066
Textiles, Apparel & Luxury Goods 1.8%
NIKE, Inc. (Class B Stock)	450	42,070
PVH Corp.	480	46,541
Ralph Lauren Corp. (Class A Stock)	384	41,219
Tapestry, Inc.	1,344	36,140
VF Corp.	433	38,337
		204,307
Tobacco 0.3%
Altria Group, Inc.	767	38,120

Description	Shares	Value
COMMON STOCKS (Continued)
Water Utilities 0.3%
American Water Works Co., Inc.	295	$35,704

TOTAL LONG-TERM INVESTMENTS
(cost $10,073,736)		11,025,189
SHORT-TERM INVESTMENTS 1.1%
AFFILIATED MUTUAL FUNDS 0.4%
PGIM Institutional Money Market Fund (cost $41,587; includes $41,580 of cash collateral for securities on loan)(b)(w)	41,582	41,587

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#
TIME DEPOSIT 0.7%
Royal Bank of Canada (cost $76,388)	0.920%	12/02/19	76	76,388
TOTAL SHORT-TERM INVESTMENTS
(cost $117,974)				117,974
TOTAL INVESTMENTS 100.2%
(cost $10,191,711)				11,143,164
Liabilities in excess of other assets (0.2)%				(22,015)
NET ASSETS 100.0%				$11,121,149

The following abbreviations are used in the quarterly report:

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $40,572; cash collateral of $41,580 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.

*	Non-income producing security.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM QMA Strategic Alpha Small-Cap Growth ETF Schedule of Investments as of November 30, 2019 (unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS 99.3%
COMMON STOCKS 99.3%
Aerospace & Defense 0.5%
Ducommun, Inc.*	388	$18,965
Moog, Inc. (Class A Stock)	204	17,518
Parsons Corp.*	480	19,214
		55,697
Air Freight & Logistics 0.4%
Air Transport Services Group, Inc.*	850	20,918
Radiant Logistics, Inc.*	3,025	16,184
		37,102
Airlines 0.4%
Allegiant Travel Co. (Class A Stock)	120	20,368
Spirit Airlines, Inc.*	486	18,988
		39,356
Auto Components 0.5%
LCI Industries	184	19,589
Standard Motor Products, Inc.	393	19,795
Stoneridge, Inc.*	549	16,547
		55,931
Automobiles 0.2%
Winnebago Industries, Inc.	469	22,292

Banks 5.0%
Ameris Bancorp	421	18,377
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	585	20,212
Baycom Corp.*	764	16,777
Cambridge Bancorp	207	16,125
Central Pacific Financial Corp.	591	17,174
Century Bancorp, Inc. (Class A Stock)	186	16,228
Coastal Financial Corp.*	1,154	19,606
ConnectOne Bancorp, Inc.	783	19,724
Eagle Bancorp, Inc.	393	17,457
Esquire Financial Holdings, Inc.*	709	16,973
FB Financial Corp.	478	18,403
First Financial Bankshares, Inc.	503	17,389
First Financial Corp.	391	17,290
First Foundation, Inc.	1,128	18,488
Hanmi Financial Corp.	922	18,099
HarborOne Bancorp, Inc.*	1,667	17,687
Heritage Commerce Corp.	1,466	18,325
HomeTrust Bancshares, Inc.	697	18,213
Independent Bank Corp.	727	16,248
Independent Bank Group, Inc.	297	17,116
Investar Holding Corp.	732	18,315
Midland States Bancorp, Inc.	622	17,466
Preferred Bank	321	17,703
Stock Yards Bancorp, Inc.	458	18,957
TriState Capital Holdings, Inc.*	746	18,076
Triumph Bancorp, Inc.*	539	19,329
United Community Banks, Inc.	638	19,778
Veritex Holdings, Inc.	685	17,817

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of November 30, 2019 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
West Bancorporation, Inc.	822	$19,958
		523,310
Beverages 0.1%
Coca-Cola Consolidated, Inc.	57	15,399

Biotechnology 13.5%
Acceleron Pharma, Inc.*	424	20,759
Aduro Biotech, Inc.*	16,385	19,498
Albireo Pharma, Inc.*	959	21,693
Aldeyra Therapeutics, Inc.*	2,958	23,605
Amicus Therapeutics, Inc.*	2,190	22,951
AnaptysBio, Inc.*	496	6,691
Arena Pharmaceuticals, Inc.*	366	17,341
Athenex, Inc.*	1,472	22,934
Atreca, Inc. (Class A Stock)*	1,492	14,831
Audentes Therapeutics, Inc.*	610	17,708
BioSpecifics Technologies Corp.*	330	18,150
Calyxt, Inc.*	3,420	12,586
CASI Pharmaceuticals, Inc.*	5,819	19,261
Catalyst Pharmaceuticals, Inc.*	3,641	16,894
CytomX Therapeutics, Inc.*	2,434	15,237
Denali Therapeutics, Inc.*	1,106	19,676
Eagle Pharmaceuticals, Inc.*	276	16,140
Eiger BioPharmaceuticals, Inc.*	1,540	20,251
Emergent BioSolutions, Inc.*	314	17,226
Enanta Pharmaceuticals, Inc.*	283	18,016
Esperion Therapeutics, Inc.*	463	23,780
FibroGen, Inc.*	448	18,982
Forty Seven, Inc.*	2,849	36,011
G1 Therapeutics, Inc.*	750	16,200
Global Blood Therapeutics, Inc.*	347	23,076
GlycoMimetics, Inc.*	3,837	22,562
Gossamer Bio, Inc.*	1,050	26,775
Halozyme Therapeutics, Inc.*	1,029	19,952
Heron Therapeutics, Inc.*	896	22,902
Homology Medicines, Inc.*	1,153	18,448
Intellia Therapeutics, Inc.*	1,570	27,208
Invitae Corp.*	866	17,233
Iovance Biotherapeutics, Inc.*	902	20,593
KalVista Pharmaceuticals, Inc.*	1,535	22,227
Kindred Biosciences, Inc.*	2,629	20,690
Kiniksa Pharmaceuticals Ltd. (Class A Stock)*	2,513	26,763
Krystal Biotech, Inc.*	455	25,712
Kura Oncology, Inc.*	1,263	20,132
MacroGenics, Inc.*	1,505	14,252
Madrigal Pharmaceuticals, Inc.*	176	19,481
Magenta Therapeutics, Inc.*	1,658	21,952
MEI Pharma, Inc.*	9,930	19,463
MeiraGTx Holdings PLC*	1,120	21,582
Minerva Neurosciences, Inc.*	3,749	23,431
Molecular Templates, Inc.*	2,359	30,738
Momenta Pharmaceuticals, Inc.*	1,288	21,638

Description	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Palatin Technologies, Inc.*	19,740	$16,286
Prevail Therapeutics, Inc.*	1,615	23,240
Principia Biopharma, Inc.*	611	21,892
PTC Therapeutics, Inc.*	486	22,823
Radius Health, Inc.*	691	15,478
REGENXBIO, Inc.*	434	18,167
Replimune Group, Inc.*	1,345	18,696
Retrophin, Inc.*	1,482	20,555
Rhythm Pharmaceuticals, Inc.*	803	18,027
Rocket Pharmaceuticals, Inc.*	1,480	26,033
Sangamo Therapeutics, Inc.*	2,017	21,784
Scholar Rock Holding Corp.*	1,792	15,250
Spectrum Pharmaceuticals, Inc.*	2,104	18,894
Stoke Therapeutics, Inc.*	818	20,041
Synthorx, Inc.(a)*	1,203	21,534
UNITY Biotechnology, Inc.*	2,556	19,732
UroGen Pharma Ltd.*	776	24,553
Vanda Pharmaceuticals, Inc.*	1,300	21,749
Veracyte, Inc.*	632	18,151
Vericel Corp.*	1,172	21,870
Viking Therapeutics, Inc.(a)*	2,570	18,812
Voyager Therapeutics, Inc.*	1,060	14,458
Xencor, Inc.*	476	18,754
Y-mAbs Therapeutics, Inc.*	655	22,106
		1,422,116
Building Products 2.2%
Advanced Drainage Systems, Inc.	479	18,278
American Woodmark Corp.*	173	17,802
Apogee Enterprises, Inc.	437	16,711
Builders FirstSource, Inc.*	787	19,998
Continental Building Products, Inc.*	594	21,853
CSW Industrials, Inc.	256	18,900
JELD-WEN Holding, Inc.*	880	20,020
Masonite International Corp.*	301	21,612
Patrick Industries, Inc.*	383	18,966
PGT Innovations, Inc.*	1,036	14,898
Trex Co., Inc.*	186	16,007
Universal Forest Products, Inc.	418	20,733
		225,778
Capital Markets 2.8%
Artisan Partners Asset Management, Inc. (Class A Stock)	664	19,701
Assetmark Financial Holdings, Inc.*	664	16,620
Blucora, Inc.*	777	18,291
Cohen & Steers, Inc.	294	19,736
Cowen, Inc. (Class A Stock)*	1,167	17,878
Diamond Hill Investment Group, Inc.	128	17,478
Federated Investors, Inc. (Class B Stock)	521	17,464
GAMCO Investors, Inc. (Class A Stock)	876	15,751
Houlihan Lokey, Inc. (Class A Stock)	401	19,116
Ladenburg Thalmann Financial Services, Inc.	8,111	28,307
Moelis & Co. (Class A Stock)	521	17,172

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of November 30, 2019 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Pzena Investment Management, Inc. (Class A Stock)	2,117	$18,820
Safeguard Scientifics, Inc.*	1,474	16,980
Silvercrest Asset Management Group, Inc. (Class A Stock)	1,277	16,537
Virtus Investment Partners, Inc.	167	19,673
WisdomTree Investments, Inc.	3,471	16,869
		296,393
Chemicals 1.6%
Chase Corp.	174	20,471
Ferro Corp.*	1,507	21,731
HB Fuller Co.	376	18,755
Innospec, Inc.	186	18,302
Kraton Corp.*	545	12,279
Orion Engineered Carbons SA (Luxembourg)	1,015	18,453
PolyOne Corp.	575	18,130
Stepan Co.	175	16,957
Tronox Holdings PLC (United Kingdom) (Class A Stock)	2,301	26,646
		171,724
Commercial Services & Supplies 2.8%
Brady Corp. (Class A Stock)	316	18,012
Cimpress NV (Netherlands)*	128	16,402
Deluxe Corp.	363	18,542
Healthcare Services Group, Inc.(a)	673	16,926
Heritage-Crystal Clean, Inc.*	667	20,630
Herman Miller, Inc.	393	18,778
HNI Corp.	505	19,842
Interface, Inc. (Class A Stock)	1,204	20,215
Kimball International, Inc. (Class B Stock)	853	18,237
Knoll, Inc.	741	20,422
McGrath RentCorp	248	18,188
Mobile Mini, Inc.	449	17,044
MSA Safety, Inc.	154	19,085
Steelcase, Inc. (Class A Stock)	1,013	18,356
Tetra Tech, Inc.	215	18,982
Viad Corp.	258	16,228
		295,889
Communications Equipment 0.9%
Casa Systems, Inc.*	2,611	9,608
Clearfield, Inc.*	1,337	18,143
DASAN Zhone Solutions, Inc.*	2,244	17,885
Extreme Networks, Inc.*	2,294	16,127
InterDigital, Inc.	324	18,403
Viavi Solutions, Inc.*	1,185	17,799
		97,965
Construction & Engineering 1.2%
Comfort Systems USA, Inc.	392	20,031
EMCOR Group, Inc.	197	17,519
Great Lakes Dredge & Dock Corp.*	1,590	16,981
IES Holdings, Inc.*	826	17,916
MYR Group, Inc.*	520	17,867
Primoris Services Corp.	841	18,519

Description	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering (cont’d.)
Sterling Construction Co., Inc.*	1,098	$15,998
		124,831
Construction Materials 0.2%
Summit Materials, Inc. (Class A Stock)*	702	16,757

Consumer Finance 0.9%
Curo Group Holdings Corp.*	1,269	17,271
Elevate Credit, Inc.*	4,184	17,364
Enova International, Inc.*	831	19,138
Green Dot Corp. (Class A Stock)*	719	17,083
Regional Management Corp.*	678	22,035
		92,891
Containers & Packaging 0.2%
Myers Industries, Inc.	962	15,921

Distributors 0.1%
Core-Mark Holding Co., Inc.	566	15,254

Diversified Consumer Services 0.6%
Career Education Corp.*	1,072	17,881
Collectors Universe, Inc.	568	14,921
K12, Inc.*	640	12,576
Select Interior Concepts, Inc. (Class A Stock)*	1,316	13,555
		58,933
Diversified Financial Services 0.2%
Marlin Business Services Corp.	728	15,608

Diversified Telecommunication Services 0.6%
Cogent Communications Holdings, Inc.	294	18,428
IDT Corp. (Class B Stock)*	2,032	14,488
ORBCOMM, Inc.*	3,740	14,997
Vonage Holdings Corp.*	1,551	12,269
		60,182
Electric Utilities 0.3%
MGE Energy, Inc.	210	16,279
Otter Tail Corp.	333	16,370
		32,649
Electrical Equipment 1.1%
Allied Motion Technologies, Inc.	471	21,101
Atkore International Group, Inc.*	550	22,946
AZZ, Inc.	431	16,408
EnerSys	268	18,806
Generac Holdings, Inc.*	196	19,306
Thermon Group Holdings, Inc.*	746	19,575
		118,142
Electronic Equipment, Instruments & Components 1.9%
ePlus, Inc.*	221	18,469
Fabrinet (Thailand)*	350	21,172
II-VI, Inc.*	514	15,004
Insight Enterprises, Inc.*	297	19,480
Itron, Inc.*	226	18,098
MTS Systems Corp.	310	14,080

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of November 30, 2019 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
OSI Systems, Inc.*	155	$15,421
Plexus Corp.*	267	20,265
Rogers Corp.*	125	16,253
Sanmina Corp.*	583	18,545
Vishay Precision Group, Inc.*	528	18,168
		194,955
Energy Equipment & Services 0.5%
DMC Global, Inc.	408	18,805
ProPetro Holding Corp.*	2,074	17,878
Solaris Oilfield Infrastructure, Inc. (Class A Stock)	1,278	13,713
		50,396
Entertainment 0.5%
Glu Mobile, Inc.*	3,112	17,209
IMAX Corp. (Canada)*	787	16,921
Rosetta Stone, Inc.*	962	14,949
		49,079
Equity Real Estate Investment Trusts (REITs) 4.2%
Alexander’s, Inc.	47	15,339
American Assets Trust, Inc.	368	17,491
Armada Hoffler Properties, Inc.	904	16,326
Bluerock Residential Growth REIT, Inc. (Class A Stock)	1,459	17,887
Clipper Realty, Inc.	1,812	16,217
Community Healthcare Trust, Inc.	366	17,422
EastGroup Properties, Inc.	131	17,841
First Industrial Realty Trust, Inc.	414	17,628
GEO Group, Inc. (The)	1,080	14,969
Gladstone Commercial Corp.	711	16,197
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	570	16,730
iStar, Inc.	1,364	17,718
LTC Properties, Inc.	320	14,979
National Storage Affiliates Trust	481	16,114
New Senior Investment Group, Inc.	2,580	20,253
NexPoint Residential Trust, Inc.	339	16,221
Pennsylvania Real Estate Investment Trust(a)	3,316	19,100
PS Business Parks, Inc.	90	15,893
QTS Realty Trust, Inc. (Class A Stock)	311	16,505
Ryman Hospitality Properties, Inc.	198	17,668
Saul Centers, Inc.	294	15,623
Seritage Growth Properties (Class A Stock)(a)	408	17,250
Tanger Factory Outlet Centers, Inc.(a)	1,078	16,407
Terreno Realty Corp.	314	18,124
UMH Properties, Inc.	1,148	17,920
Universal Health Realty Income Trust	159	18,953
		442,775
Food & Staples Retailing 0.2%
Performance Food Group Co.*	374	17,600

Food Products 1.2%
B&G Foods, Inc.(a)	1,004	16,626
Bridgford Foods Corp.*	623	16,684
J&J Snack Foods Corp.	86	15,910

Description	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
John B Sanfilippo & Son, Inc.	177	$17,300
Lancaster Colony Corp.	119	18,806
Sanderson Farms, Inc.	126	20,863
Tootsie Roll Industries, Inc.	457	15,698
		121,887
Gas Utilities 0.7%
Chesapeake Utilities Corp.	174	15,858
New Jersey Resources Corp.	344	14,634
Northwest Natural Holding Co.	236	16,230
South Jersey Industries, Inc.	517	16,151
Southwest Gas Holdings, Inc.	194	14,697
		77,570
Health Care Equipment & Supplies 6.0%
Antares Pharma, Inc.*	5,057	23,920
AtriCure, Inc.*	652	19,397
Atrion Corp.	23	16,208
AxoGen, Inc.*	1,465	25,388
Cardiovascular Systems, Inc.*	365	16,629
Conformis, Inc.*	7,585	14,108
CONMED Corp.	173	19,596
CryoLife, Inc.*	714	17,657
Cutera, Inc.*	576	22,061
GenMark Diagnostics, Inc.*	2,941	16,411
Globus Medical, Inc. (Class A Stock)*	329	18,408
Haemonetics Corp.*	132	15,919
Inogen, Inc.*	344	25,322
Integer Holdings Corp.*	225	17,066
iRadimed Corp.*	752	16,529
Lantheus Holdings, Inc.*	887	18,538
LeMaitre Vascular, Inc.	523	18,603
LivaNova PLC (United Kingdom)*	242	20,270
Merit Medical Systems, Inc.*	578	16,184
Mesa Laboratories, Inc.	72	16,857
Misonix, Inc.*	982	20,200
Natus Medical, Inc.*	537	17,179
Novocure Ltd. (Jersey, Channel Islands)*	226	20,833
NuVasive, Inc.*	261	18,855
Orthofix Medical, Inc.*	349	15,845
Quidel Corp.*	311	21,341
Rockwell Medical, Inc.*	6,687	15,246
STAAR Surgical Co.*	647	23,848
Surmodics, Inc.*	385	15,800
Tactile Systems Technology, Inc.*	385	24,721
Utah Medical Products, Inc.	176	18,800
Varex Imaging Corp.*	580	17,365
Wright Medical Group NV (Netherlands)*	830	24,709
		629,813
Health Care Providers & Services 2.4%
AMN Healthcare Services, Inc.*	318	18,911
CorVel Corp.*	201	16,585
Cross Country Healthcare, Inc.*	1,640	19,795

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of November 30, 2019 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Ensign Group, Inc. (The)	418	$18,154
HealthEquity, Inc.*	312	19,622
LHC Group, Inc.*	144	19,210
Magellan Health, Inc.*	280	21,764
Pennant Group, Inc. (The)*	794	18,595
Providence Service Corp. (The)*	308	18,385
R1 RCM, Inc.*	1,807	23,292
RadNet, Inc.*	1,212	23,222
Select Medical Holdings Corp.*	1,093	24,166
US Physical Therapy, Inc.	127	14,841
		256,542
Health Care Technology 1.5%
Castlight Health, Inc. (Class B Stock)*	12,800	17,792
HealthStream, Inc.*	652	18,993
HMS Holdings Corp.*	487	14,707
Inovalon Holdings, Inc. (Class A Stock)*	1,152	20,736
NextGen Healthcare, Inc.*	1,073	19,765
Omnicell, Inc.*	224	17,918
OptimizeRx Corp.*	1,245	13,322
Simulations Plus, Inc.	489	16,342
Teladoc Health, Inc.*	242	20,265
		159,840
Hotels, Restaurants & Leisure 2.9%
Biglari Holdings, Inc. (Class B Stock)*	171	19,289
BJ’s Restaurants, Inc.	461	18,970
Brinker International, Inc.	402	18,010
Cheesecake Factory, Inc. (The)	405	17,662
Chuy’s Holdings, Inc.*	694	20,001
Cracker Barrel Old Country Store, Inc.	99	15,220
Denny’s Corp.*	735	14,362
Golden Entertainment, Inc.*	1,220	22,106
Lindblad Expeditions Holdings, Inc.*	1,035	16,042
Marriott Vacations Worldwide Corp.	160	19,654
Monarch Casino & Resort, Inc.*	380	17,328
Nathan’s Famous, Inc.	230	17,147
Penn National Gaming, Inc.*	905	20,842
Ruth’s Hospitality Group, Inc.	867	20,262
Texas Roadhouse, Inc. (Class A Stock)	324	18,760
Twin River Worldwide Holdings, Inc.	725	17,618
Wingstop, Inc.	186	14,880
		308,153
Household Durables 2.2%
Cavco Industries, Inc.*	87	17,401
Century Communities, Inc.*	534	15,219
GoPro, Inc. (Class A Stock)*	4,674	18,883
Hamilton Beach Brands Holding Co. (Class A Stock)	1,044	20,525
Helen of Troy Ltd.*	110	17,756
Installed Building Products, Inc.*	276	19,789
KB Home	482	16,668
La-Z-Boy, Inc.	500	15,800
LGI Homes, Inc.*	198	14,310

Description	Shares	Value
COMMON STOCKS (Continued)
Household Durables (cont’d.)
Skyline Champion Corp.*	563	$18,680
Taylor Morrison Home Corp. (Class A Stock)*	638	14,814
TopBuild Corp.*	168	18,527
Universal Electronics, Inc.*	338	18,793
		227,165
Household Products 0.2%
WD-40 Co.	89	17,187

Independent Power & Renewable Electricity Producers 0.5%
Atlantic Power Corp.*	7,093	16,739
Ormat Technologies, Inc.	221	16,984
TerraForm Power, Inc. (Class A Stock)	962	14,921
		48,644
Industrial Conglomerates 0.2%
Raven Industries, Inc.	517	17,769

Insurance 1.6%
Crawford & Co. (Class A Stock)	1,703	18,665
Enstar Group Ltd. (Bermuda)*	88	17,970
FedNat Holding Co.	1,268	18,906
James River Group Holdings Ltd. (Bermuda)	432	17,090
MBIA, Inc.*	1,735	16,187
National General Holdings Corp.	759	16,159
ProSight Global, Inc.*	970	16,655
RLI Corp.	180	16,447
Selective Insurance Group, Inc.	227	15,032
Universal Insurance Holdings, Inc.	611	17,780
		170,891
Interactive Media & Services 1.0%
Care.com, Inc.*	1,603	20,086
Cars.com, Inc.*	1,741	23,138
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	1,849	12,814
QuinStreet, Inc.*	1,254	19,738
Travelzoo*	1,604	16,569
Yelp, Inc. (Class A Stock)*	502	17,409
		109,754
Internet & Direct Marketing Retail 1.2%
1-800-Flowers.com, Inc. (Class A Stock)*	1,176	15,841
Duluth Holdings, Inc. (Class B Stock)(a)*	1,853	17,103
Groupon, Inc. (Class A Stock)*	6,102	17,696
Leaf Group Ltd.*	5,251	19,429
PetMed Express, Inc.	880	20,090
Quotient Technology, Inc.*	2,040	21,277
Shutterstock, Inc.*	438	18,212
		129,648
IT Services 2.5%
Brightcove, Inc.*	1,694	15,144
Carbonite, Inc.*	1,162	26,726
Cass Information Systems, Inc.	314	17,732
CSG Systems International, Inc.	321	18,358
ExlService Holdings, Inc.*	249	17,383

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of November 30, 2019 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Hackett Group, Inc. (The)	1,042	$15,974
MAXIMUS, Inc.	221	16,498
NIC, Inc.	800	18,152
Perficient, Inc.*	436	18,434
Perspecta, Inc.	641	17,679
PRGX Global, Inc.*	2,962	13,329
Science Applications International Corp.	201	17,155
TTEC Holdings, Inc.	353	16,213
Tucows, Inc. (Canada) (Class A Stock)*	314	17,819
Virtusa Corp.*	471	21,049
		267,645
Leisure Products 0.7%
Johnson Outdoors, Inc. (Class A Stock)	254	16,408
Malibu Boats, Inc. (Class A Stock)*	550	21,747
Marine Products Corp.	1,132	17,127
Sturm Ruger & Co., Inc.	370	16,854
		72,136
Life Sciences Tools & Services 0.8%
Fluidigm Corp.*	3,919	9,876
Medpace Holdings, Inc.*	208	15,947
NeoGenomics, Inc.*	775	20,003
Repligen Corp.*	208	18,460
Syneos Health, Inc. (Class A Stock)*	328	18,010
		82,296
Machinery 4.6%
Alamo Group, Inc.	144	16,531
Albany International Corp. (Class A Stock)	193	16,150
Barnes Group, Inc.	320	18,941
Blue Bird Corp.*	862	17,542
Chart Industries, Inc.*	287	15,843
Columbus McKinnon Corp.	455	18,692
Douglas Dynamics, Inc.	382	20,670
EnPro Industries, Inc.	275	18,257
Federal Signal Corp.	534	17,590
Helios Technologies, Inc.	435	19,479
Hillenbrand, Inc.	576	18,213
John Bean Technologies Corp.	168	18,405
Kadant, Inc.	195	18,993
Luxfer Holdings PLC (United Kingdom)	1,105	19,304
Meritor, Inc.*	960	24,240
Mueller Industries, Inc.	611	19,179
Mueller Water Products, Inc. (Class A Stock)	1,521	17,157
Omega Flex, Inc.	172	16,479
REV Group, Inc.	1,511	19,643
Rexnord Corp.*	576	18,196
Spartan Motors, Inc.	1,223	21,708
SPX Corp.*	443	21,167
Tennant Co.	244	18,168
Terex Corp.	701	19,677
Watts Water Technologies, Inc. (Class A Stock)	192	18,616

Description	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Welbilt, Inc.*	1,001	$16,707
		485,547
Marine 0.1%
Scorpio Bulkers, Inc.	2,478	15,165

Media 1.4%
Central European Media Enterprises Ltd. (Czech Republic) (Class A Stock)*	4,068	18,306
Fluent, Inc.*	6,229	10,216
Gray Television, Inc.*	1,013	20,503
Hemisphere Media Group, Inc. (Class A Stock)*	1,338	18,732
Loral Space & Communications, Inc.*	403	13,646
MDC Partners, Inc. (Class A Stock)*	6,113	14,243
Meredith Corp.	501	17,555
National CineMedia, Inc.	1,992	13,366
TechTarget, Inc.*	731	19,386
		145,953
Metals & Mining 0.7%
Materion Corp.	269	15,834
Mayville Engineering Co., Inc.*	1,371	12,819
Ryerson Holding Corp.*	2,164	23,068
Worthington Industries, Inc.	434	16,622
		68,343
Oil, Gas & Consumable Fuels 1.1%
Ardmore Shipping Corp. (Ireland)*	2,050	16,380
CVR Energy, Inc.	382	16,575
Dorian LPG Ltd.*	1,482	21,267
Evolution Petroleum Corp.	3,126	16,286
GasLog Ltd. (Monaco)	1,236	11,569
Golar LNG Ltd. (Bermuda)	1,245	16,210
Goodrich Petroleum Corp.*	1,717	16,861
Scorpio Tankers, Inc. (Monaco)	34	1,169
		116,317
Paper & Forest Products 0.6%
Boise Cascade Co.	570	21,615
Louisiana-Pacific Corp.	696	20,643
Neenah, Inc.	280	20,378
		62,636
Personal Products 0.8%
elf Beauty, Inc.*	934	15,476
Inter Parfums, Inc.	238	16,777
Lifevantage Corp.*	1,176	17,722
Medifast, Inc.	167	14,681
USANA Health Sciences, Inc.*	243	17,885
		82,541
Pharmaceuticals 2.7%
Akorn, Inc.*	4,212	15,374
Amneal Pharmaceuticals, Inc.*	5,789	21,767
Amphastar Pharmaceuticals, Inc.*	864	16,857
ANI Pharmaceuticals, Inc.*	213	13,125
BioDelivery Sciences International, Inc.*	3,486	23,774

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of November 30, 2019 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Corcept Therapeutics, Inc.*	1,184	$15,191
Cymabay Therapeutics, Inc.*	3,593	6,324
Eloxx Pharmaceuticals, Inc.(a)*	4,654	24,294
Innoviva, Inc.*	1,574	21,217
MyoKardia, Inc.*	309	20,131
Odonate Therapeutics, Inc.*	614	21,109
Pacira BioSciences, Inc.*	427	19,736
Phibro Animal Health Corp. (Class A Stock)	764	18,535
SIGA Technologies, Inc.(a)*	3,105	15,214
Supernus Pharmaceuticals, Inc.*	636	14,870
Zogenix, Inc.*	408	19,494
		287,012
Professional Services 2.5%
ASGN, Inc.*	299	20,036
Barrett Business Services, Inc.	194	17,142
CRA International, Inc.	397	20,354
Exponent, Inc.	235	14,934
Forrester Research, Inc.	517	20,644
Franklin Covey Co.*	510	18,824
FTI Consulting, Inc.*	153	16,675
Heidrick & Struggles International, Inc.	607	18,829
Huron Consulting Group, Inc.*	273	18,305
ICF International, Inc.	222	19,920
Insperity, Inc.	167	12,988
Kforce, Inc.	440	17,389
Korn Ferry	456	17,912
Resources Connection, Inc.	1,106	17,088
TriNet Group, Inc.*	291	15,932
		266,972
Real Estate Management & Development 0.7%
Cushman & Wakefield PLC*	997	19,332
Kennedy-Wilson Holdings, Inc.	762	17,229
Newmark Group, Inc. (Class A Stock)	1,906	24,873
RMR Group, Inc. (The) (Class A Stock)	363	17,050
		78,484
Road & Rail 0.3%
Heartland Express, Inc.	774	16,571
Universal Logistics Holdings, Inc.	781	15,573
		32,144
Semiconductors & Semiconductor Equipment 1.7%
Cabot Microelectronics Corp.	120	16,009
CEVA, Inc.*	581	15,059
Diodes, Inc.*	413	19,056
DSP Group, Inc.*	1,284	18,194
FormFactor, Inc.*	835	19,322
Ichor Holdings Ltd.*	692	21,833
NVE Corp.	261	16,597
Power Integrations, Inc.	191	17,475
Silicon Laboratories, Inc.*	154	16,313
Xperi Corp.	868	17,178
		177,036

Description	Shares	Value
COMMON STOCKS (Continued)
Software 5.3%
A10 Networks, Inc.*	2,646	$17,649
ACI Worldwide, Inc.*	540	20,250
Agilysys, Inc.*	616	15,603
Alarm.com Holdings, Inc.*	358	15,616
American Software, Inc. (Class A Stock)	1,057	16,711
Benefitfocus, Inc.*	712	17,074
Bottomline Technologies DE, Inc.*	412	20,390
Box, Inc. (Class A Stock)*	1,026	18,714
ChannelAdvisor Corp.*	1,912	18,145
CommVault Systems, Inc.*	346	17,515
Cornerstone OnDemand, Inc.*	295	18,193
Ebix, Inc.(a)	417	14,503
eGain Corp.*	2,297	17,526
Envestnet, Inc.*	283	20,152
ForeScout Technologies, Inc.*	418	14,977
j2 Global, Inc.	177	17,173
Majesco*	1,754	15,716
MicroStrategy, Inc. (Class A Stock)*	114	17,138
Mitek Systems, Inc.*	1,759	12,542
MobileIron, Inc.*	2,556	12,346
Model N, Inc.*	582	17,704
OneSpan, Inc.*	1,126	21,000
Progress Software Corp.	447	18,778
Qualys, Inc.*	202	17,677
Rimini Street, Inc.*	3,784	15,022
ShotSpotter, Inc.*	825	20,229
SPS Commerce, Inc.*	312	17,575
Telenav, Inc.*	3,471	19,854
Tenable Holdings, Inc.*	742	20,145
Verint Systems, Inc.*	378	18,375
Yext, Inc.*	1,057	18,244
Zuora, Inc. (Class A Stock)*	1,127	17,964
		560,500
Specialty Retail 2.1%
Aaron’s, Inc.	276	16,118
American Eagle Outfitters, Inc.	1,026	15,359
America’s Car-Mart, Inc.*	200	21,852
Asbury Automotive Group, Inc.*	169	18,732
Children’s Place, Inc. (The)	225	16,259
Designer Brands, Inc. (Class A Stock)	918	15,147
Lithia Motors, Inc. (Class A Stock)	132	21,197
Murphy USA, Inc.*	207	24,329
Rent-A-Center, Inc.	636	16,555
RH(a)*	94	19,325
Sleep Number Corp.*	377	18,198
Winmark Corp.	92	16,284
		219,355
Technology Hardware, Storage & Peripherals 0.2%
AstroNova, Inc.	1,070	16,531

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of November 30, 2019 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods 0.5%
Crocs, Inc.*	537	$18,741
Deckers Outdoor Corp.*	114	19,173
Wolverine World Wide, Inc.	605	19,420
		57,334
Thrifts & Mortgage Finance 1.9%
Axos Financial, Inc.*	657	19,349
Essent Group Ltd.	362	19,783
Federal Agricultural Mortgage Corp. (Class C Stock)	205	17,025
Greene County Bancorp, Inc.	616	17,815
Hingham Institution for Savings	91	17,450
Meridian Bancorp, Inc.	927	18,660
Meta Financial Group, Inc.	498	17,714
NMI Holdings, Inc. (Class A Stock)*	617	20,713
PennyMac Financial Services, Inc.	523	17,944
United Community Financial Corp.	1,560	17,332
Walker & Dunlop, Inc.	298	19,561
		203,346
Tobacco 0.2%
Turning Point Brands, Inc.	682	18,830

Trading Companies & Distributors 1.5%
Applied Industrial Technologies, Inc.	282	18,006
Foundation Building Materials, Inc.*	1,018	20,808
General Finance Corp.*	2,015	21,782
GMS, Inc.*	583	18,050
Kaman Corp.	270	17,172
Lawson Products, Inc.*	463	23,872
MRC Global, Inc.*	1,517	20,237
Systemax, Inc.	740	17,138
		157,065
Water Utilities 1.0%
American States Water Co.	180	15,352
California Water Service Group	326	16,757
Middlesex Water Co.	255	16,017
Pure Cycle Corp.*	1,520	18,878
SJW Group	232	16,430
York Water Co. (The)	376	16,668
		100,102
Wireless Telecommunication Services 0.2%
Shenandoah Telecommunications Co.	540	20,277

TOTAL LONG-TERM INVESTMENTS (cost $9,858,001)		10,433,355
SHORT-TERM INVESTMENTS 2.4%
AFFILIATED MUTUAL FUND 1.8%
PGIM Institutional Money Market Fund (cost $191,676; includes $191,428 of cash collateral for securities on loan)(b)(w)	191,657	191,677

			Principal
	Interest	Maturity	Amount
Description	Rate	Date	(000)#	Value
TIME DEPOSIT 0.6%
Sumitomo Mitsui Banking Corp. (cost $66,970)	0.920%	12/02/19	67	$66,970
TOTAL SHORT-TERM INVESTMENTS (cost $258,646)				258,647

TOTAL INVESTMENTS 101.7% (cost $10,116,647)				10,692,002

Liabilities in excess of other assets (1.7)%				(183,636)

NET ASSETS 100.0%				$10,508,366

The following abbreviations are used in the quarterly report:

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $183,635; cash collateral of $191,428 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestments.

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.

*	Non-income producing security.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of November 30, 2019 (unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS 99.1%
COMMON STOCKS 99.1%
Aerospace & Defense 0.4%
AAR Corp.	303	$13,541
Ducommun, Inc.*	293	14,322
Moog, Inc. (Class A Stock)	147	12,623
		40,486
Air Freight & Logistics 0.2%
Echo Global Logistics, Inc.*	571	11,437
Hub Group, Inc. (Class A Stock)*	269	13,738
		25,175
Airlines 0.5%
Hawaiian Holdings, Inc.	438	13,267
Mesa Air Group, Inc.*	1,947	14,155
SkyWest, Inc.	213	13,342
Spirit Airlines, Inc.*	369	14,417
		55,181
Auto Components 0.5%
Cooper-Standard Holdings, Inc.*	376	10,690
Modine Manufacturing Co.*	1,246	9,245
Standard Motor Products, Inc.	296	14,910
Stoneridge, Inc.*	416	12,538
		47,383
Banks 19.0%
1st Constitution Bancorp	653	13,308
1st Source Corp.	290	14,909
ACNB Corp.	346	12,186
Amalgamated Bank (Class A Stock)	772	14,761
American National Bankshares, Inc.	357	13,505
Ameris Bancorp	320	13,968
Ames National Corp.	490	13,813
Arrow Financial Corp.	404	14,487
Bancorp, Inc. (The)*	1,280	14,195
Bank of Commerce Holdings	1,234	14,129
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	444	15,340
Bank7 Corp.	731	13,823
BankFinancial Corp.	1,040	14,196
Bankwell Financial Group, Inc.	462	13,527
Banner Corp.	238	13,002
Bar Harbor Bankshares	529	13,564
Baycom Corp.*	545	11,968
BCB Bancorp, Inc.	1,018	13,784
Berkshire Hills Bancorp, Inc.	452	14,261
Bryn Mawr Bank Corp.	339	13,313
Business First Bancshares, Inc.	520	12,792
Byline Bancorp, Inc.*	714	13,130
C&F Financial Corp.	252	14,188
Cadence BanCorp (Class A Stock)	768	12,680
Cambridge Bancorp	165	12,853
Capital Bancorp, Inc.*	928	13,827
Capstar Financial Holdings, Inc.	771	12,953
Carter Bank & Trust*	646	13,644
Cathay General Bancorp	367	13,513

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of November 30, 2019 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
CBTX, Inc.	463	$13,668
Central Pacific Financial Corp.	449	13,048
Central Valley Community Bancorp	610	12,871
Chemung Financial Corp.	274	12,541
Civista Bancshares, Inc.	645	13,984
CNB Financial Corp.	449	14,215
Codorus Valley Bancorp, Inc.	637	13,702
Community Financial Corp. (The)	398	13,719
Community Trust Bancorp, Inc.	298	13,392
ConnectOne Bancorp, Inc.	571	14,383
Customers Bancorp, Inc.*	677	15,828
Dime Community Bancshares, Inc.	580	11,693
Eagle Bancorp, Inc.	298	13,237
Enterprise Bancorp, Inc.	439	14,000
Enterprise Financial Services Corp.	297	13,424
Equity Bancshares, Inc. (Class A Stock)*	485	14,283
Esquire Financial Holdings, Inc.*	541	12,952
Evans Bancorp, Inc.	343	13,957
Farmers National Banc Corp.	893	13,699
Financial Institutions, Inc.	458	14,922
First Bancorp	353	13,802
First Bancorp, Inc.	480	13,670
First BanCorp (Puerto Rico)	1,212	12,726
First Bank	1,142	12,368
First Busey Corp.	509	13,539
First Business Financial Services, Inc.	530	13,239
First Choice Bancorp	583	13,269
First Commonwealth Financial Corp.	976	13,869
First Community Bankshares, Inc.	388	11,830
First Financial Northwest, Inc.	946	13,935
First Foundation, Inc.	907	14,866
First Guaranty Bancshares, Inc.	582	12,513
First Internet Bancorp	640	14,528
First Merchants Corp.	342	13,848
First Mid Bancshares, Inc.	391	13,677
First Midwest Bancorp, Inc.	656	14,143
First Northwest Bancorp	710	12,517
First of Long Island Corp. (The)	556	13,472
Flushing Financial Corp.	590	12,508
FNCB Bancorp, Inc.	1,645	13,357
Franklin Financial Services Corp.	354	13,268
Great Southern Bancorp, Inc.	223	13,610
Great Western Bancorp, Inc.	385	13,232
Guaranty Bancshares, Inc.	412	13,617
Hancock Whitney Corp.	347	14,092
Hanmi Financial Corp.	699	13,721
Hawthorn Bancshares, Inc.	492	11,970
Heartland Financial USA, Inc.	285	13,458
Heritage Commerce Corp.	1,111	13,888
Hilltop Holdings, Inc.	526	12,955
Home BancShares, Inc.	691	13,005

Description	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
HomeTrust Bancshares, Inc.	497	$12,987
Horizon Bancorp, Inc.	781	14,698
Howard Bancorp, Inc.*	769	12,812
IBERIABANK Corp.	181	13,211
Independent Bank Corp.	597	13,343
Independent Bank Group, Inc.	248	14,292
International Bancshares Corp.	339	14,380
Investar Holding Corp.	560	14,011
Investors Bancorp, Inc.	1,107	13,350
Lakeland Bancorp, Inc.	824	13,744
LCNB Corp.	710	13,128
Level One Bancorp, Inc.	515	12,612
Live Oak Bancshares, Inc.	722	13,177
Mackinac Financial Corp.	830	13,064
MainStreet Bancshares, Inc.*	599	13,136
Malvern Bancorp, Inc.*	609	13,983
Metropolitan Bank Holding Corp.*	303	13,662
Mid Penn Bancorp, Inc.	518	13,970
Midland States Bancorp, Inc.	510	14,321
MidWestOne Financial Group, Inc.	437	14,858
MutualFirst Financial, Inc.	446	17,684
MVB Financial Corp.	623	13,270
Nicolet Bankshares, Inc.*	210	15,217
Northeast Bank	640	13,824
Norwood Financial Corp.	403	14,105
Oak Valley Bancorp	684	12,811
OFG Bancorp (Puerto Rico)	555	11,905
Ohio Valley Banc Corp.	365	13,750
Old Second Bancorp, Inc.	1,035	12,782
Opus Bank	622	15,992
Orrstown Financial Services, Inc.	625	13,700
Pacific Mercantile Bancorp*	1,686	12,072
PCB Bancorp	828	14,175
Peapack Gladstone Financial Corp.	481	14,382
Penns Woods Bancorp, Inc.	417	13,206
Peoples Bancorp of North Carolina, Inc.	418	13,167
Peoples Bancorp, Inc.	392	12,822
Peoples Financial Services Corp.	270	13,262
Preferred Bank	244	13,457
Premier Financial Bancorp, Inc.	725	13,159
QCR Holdings, Inc.	363	15,173
RBB Bancorp	615	12,312
Reliant Bancorp, Inc.	574	12,823
Renasant Corp.	379	13,417
Republic Bancorp, Inc. (Class A Stock)	294	13,583
Republic First Bancorp, Inc.*	3,067	12,145
Richmond Mutual Bancorporation, Inc.*	917	13,306
Sandy Spring Bancorp, Inc.	378	13,366
SB One Bancorp	564	13,333
Select Bancorp, Inc.*	1,112	13,266
Shore Bancshares, Inc.	820	13,727

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of November 30, 2019 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Sierra Bancorp	480	$12,864
Simmons First National Corp. (Class A Stock)	567	14,691
SmartFinancial, Inc.	613	13,976
South Plains Financial, Inc.	779	14,785
Southern National Bancorp of Virginia, Inc.	878	13,987
Spirit of Texas Bancshares, Inc.*	634	14,481
Summit Financial Group, Inc.	499	13,448
TriCo Bancshares	350	13,528
Triumph Bancorp, Inc.*	409	14,667
United Community Banks, Inc.	474	14,694
United Security Bancshares	1,246	13,008
Unity Bancorp, Inc.	562	12,448
Univest Financial Corp.	532	13,891
Veritex Holdings, Inc.	498	12,953
		1,970,982
Beverages 0.2%
Craft Brew Alliance, Inc.*	1,526	25,148

Biotechnology 2.2%
Abeona Therapeutics, Inc.*	5,621	18,943
Akebia Therapeutics, Inc.*	3,223	20,273
AMAG Pharmaceuticals, Inc.*	1,113	11,854
Anika Therapeutics, Inc.*	223	12,889
Chimerix, Inc.*	7,575	16,665
FibroGen, Inc.*	340	14,406
Geron Corp.*	8,811	12,600
Kezar Life Sciences, Inc.*	3,994	10,424
Lineage Cell Therapeutics, Inc.*	13,217	11,895
Mersana Therapeutics, Inc.*	8,338	32,101
OPKO Health, Inc.*	6,212	9,877
Prothena Corp. PLC (Ireland)*	1,652	21,179
Sutro Biopharma, Inc.*	1,362	15,091
Viking Therapeutics, Inc.(a)*	1,948	14,259
		222,456
Building Products 1.6%
Apogee Enterprises, Inc.	343	13,116
Armstrong Flooring, Inc.*	2,013	8,072
Builders FirstSource, Inc.*	597	15,170
Caesarstone Ltd. (Israel)	821	12,857
Cornerstone Building Brands, Inc.*	2,030	14,007
Griffon Corp.	620	13,156
Insteel Industries, Inc.	640	14,931
JELD-WEN Holding, Inc.*	617	14,037
Masonite International Corp.*	241	17,304
Patrick Industries, Inc.*	284	14,064
PGT Innovations, Inc.*	781	11,231
Universal Forest Products, Inc.	317	15,723
		163,668
Capital Markets 2.0%
Assetmark Financial Holdings, Inc.*	504	12,615
Associated Capital Group, Inc. (Class A Stock)	343	12,382

Description	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
B. Riley Financial, Inc.	546	$15,949
Blucora, Inc.*	589	13,865
Brightsphere Investment Group, Inc.	1,368	13,174
Cowen, Inc. (Class A Stock)*	835	12,792
Diamond Hill Investment Group, Inc.	96	13,109
Donnelley Financial Solutions, Inc.*	1,207	12,118
Moelis & Co. (Class A Stock)	414	13,645
Oppenheimer Holdings, Inc. (Class A Stock)	497	14,170
Piper Jaffray Cos.	190	15,367
Virtus Investment Partners, Inc.	139	16,374
Waddell & Reed Financial, Inc. (Class A Stock)(a)	803	12,969
Westwood Holdings Group, Inc.	456	14,072
WisdomTree Investments, Inc.	2,632	12,792
		205,393
Chemicals 2.5%
AdvanSix, Inc.*	536	10,843
American Vanguard Corp.	844	13,588
Ferro Corp.*	1,142	16,468
FutureFuel Corp.	1,092	12,252
Hawkins, Inc.	348	14,379
HB Fuller Co.	274	13,667
Innospec, Inc.	141	13,874
Intrepid Potash, Inc.*	4,064	9,266
Kraton Corp.*	413	9,305
Kronos Worldwide, Inc.	1,087	14,968
Livent Corp.*	1,914	14,929
Minerals Technologies, Inc.	242	13,068
Orion Engineered Carbons SA (Luxembourg)	770	13,999
PolyOne Corp.	410	12,927
PQ Group Holdings, Inc.*	802	12,720
Stepan Co.	133	12,888
Trecora Resources*	1,485	11,435
Tredegar Corp.	655	14,102
Tronox Holdings PLC (United Kingdom) (Class A Stock)	1,745	20,207
		254,885
Commercial Services & Supplies 2.2%
ABM Industries, Inc.	361	13,714
ACCO Brands Corp.	1,295	11,849
Brady Corp. (Class A Stock)	240	13,680
BrightView Holdings, Inc.*	733	11,757
CECO Environmental Corp.*	1,795	14,127
Deluxe Corp.	275	14,047
Ennis, Inc.	684	14,118
Heritage-Crystal Clean, Inc.*	481	14,877
HNI Corp.	381	14,970
Kimball International, Inc. (Class B Stock)	647	13,833
Knoll, Inc.	559	15,406
McGrath RentCorp	188	13,788
PICO Holdings, Inc.*	1,157	12,704
Quad/Graphics, Inc.	1,298	5,828
SP Plus Corp.*	332	14,558

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of November 30, 2019 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
Steelcase, Inc. (Class A Stock)	711	$12,883
UniFirst Corp.	71	14,644
		226,783
Communications Equipment 0.9%
ADTRAN, Inc.	1,138	10,458
Comtech Telecommunications Corp.	401	15,154
Digi International, Inc.*	1,024	18,268
KVH Industries, Inc.*	1,253	14,347
NETGEAR, Inc.*	397	9,969
NetScout Systems, Inc.*	563	14,187
Ribbon Communications, Inc.*	2,348	6,880
		89,263
Construction & Engineering 1.1%
Aegion Corp. (Class A Stock)*	611	13,234
Ameresco, Inc. (Class A Stock)*	875	14,306
Arcosa, Inc.	355	13,919
EMCOR Group, Inc.	149	13,251
IES Holdings, Inc.*	627	13,600
Primoris Services Corp.	634	13,961
Sterling Construction Co., Inc.*	833	12,137
Tutor Perini Corp.*	913	14,544
		108,952
Construction Materials 0.3%
Summit Materials, Inc. (Class A Stock)*	532	12,699
United States Lime & Minerals, Inc.	162	16,665
		29,364
Consumer Finance 0.8%
Encore Capital Group, Inc.*	385	14,041
Enova International, Inc.*	593	13,657
EZCORP, Inc. (Class A Stock)*	2,242	11,479
Nelnet, Inc. (Class A Stock)	221	13,923
PRA Group, Inc.*	385	14,106
Regional Management Corp.*	480	15,600
		82,806
Containers & Packaging 0.4%
Greif, Inc.,
(Class A Stock)	341	14,714
(Class B Stock)	302	16,360
UFP Technologies, Inc.*	326	15,110
		46,184
Distributors 0.1%
Weyco Group, Inc.	541	13,282

Diversified Consumer Services 0.7%
Adtalem Global Education, Inc.*	348	11,738
American Public Education, Inc.*	562	13,915
Houghton Mifflin Harcourt Co.*	2,621	15,386
K12, Inc.*	486	9,550
Laureate Education, Inc. (Class A Stock)*	846	14,678
Select Interior Concepts, Inc. (Class A Stock)*	997	10,269
		75,536

Description	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services 0.4%
Banco Latinoamericano de Comercio Exterior SA (Panama)
(Class E Stock)	638	$13,762
FGL Holdings (Bermuda)	1,558	14,225
Marlin Business Services Corp.	519	11,127
		39,114
Diversified Telecommunication Services 0.4%
ATN International, Inc.	220	12,353
Consolidated Communications Holdings, Inc.	3,664	13,300
ORBCOMM, Inc.*	2,836	11,373
Vonage Holdings Corp.*	1,176	9,302
		46,328
Electric Utilities 0.5%
ALLETE, Inc.	154	12,337
MGE Energy, Inc.	159	12,326
Otter Tail Corp.	251	12,339
Portland General Electric Co.	241	13,378
		50,380
Electrical Equipment 0.8%
AZZ, Inc.	327	12,449
Encore Wire Corp.	240	14,001
EnerSys	206	14,455
Powell Industries, Inc.	357	14,848
Preformed Line Products Co.	226	16,249
Thermon Group Holdings, Inc.*	566	14,852
		86,854
Electronic Equipment, Instruments & Components 2.6%
Anixter International, Inc.*	186	15,966
AVX Corp.	755	15,364
Bel Fuse, Inc. (Class B Stock)	914	15,145
Belden, Inc.	230	12,360
Benchmark Electronics, Inc.	428	14,753
CTS Corp.	397	10,870
Daktronics, Inc.	1,786	11,002
ePlus, Inc.*	168	14,040
Insight Enterprises, Inc.*	244	16,004
Kimball Electronics, Inc.*	883	15,488
Methode Electronics, Inc.	385	14,326
MTS Systems Corp.	233	10,583
PC Connection, Inc.	319	15,733
Plexus Corp.*	202	15,332
Sanmina Corp.*	416	13,233
ScanSource, Inc.*	418	14,805
Tech Data Corp.*	130	18,836
TTM Technologies, Inc.*	1,077	14,443
Vishay Precision Group, Inc.*	401	13,798
		272,081
Energy Equipment & Services 1.4%
Archrock, Inc.	1,296	10,899
Exterran Corp.*	957	5,149
Forum Energy Technologies, Inc.*	9,271	12,145
Independence Contract Drilling, Inc.*	12,424	9,815

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of November 30, 2019 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)
Matrix Service Co.*	746	$15,621
National Energy Services Reunited Corp.*	2,036	18,629
Nine Energy Service, Inc.*	2,339	12,818
ProPetro Holding Corp.*	1,572	13,551
SEACOR Holdings, Inc.*	279	11,813
Select Energy Services, Inc. (Class A Stock)*	1,596	12,257
Smart Sand, Inc.*	4,891	11,347
Tidewater, Inc.*	895	13,694
		147,738
Entertainment 0.7%
AMC Entertainment Holdings, Inc. (Class A Stock)(a)	1,323	10,822
Eros International PLC (India)(a)*	8,874	23,694
Marcus Corp. (The)	399	12,552
Reading International, Inc. (Class A Stock)*	1,015	10,891
Rosetta Stone, Inc.*	730	11,344
		69,303
Equity Real Estate Investment Trusts (REITs) 6.9%
Acadia Realty Trust	479	12,876
Alexander & Baldwin, Inc.	566	12,271
Armada Hoffler Properties, Inc.	685	12,371
Ashford Hospitality Trust, Inc.	4,299	11,822
Braemar Hotels & Resorts, Inc.	1,393	13,665
BRT Apartments Corp.	837	15,367
CatchMark Timber Trust, Inc. (Class A Stock)	1,237	14,683
CBL & Associates Properties, Inc.	10,353	14,908
Cedar Realty Trust, Inc.	4,299	11,478
Chatham Lodging Trust	679	12,426
City Office REIT, Inc. (Canada)	912	12,248
Community Healthcare Trust, Inc.	278	13,233
CoreCivic, Inc.	796	12,059
CorePoint Lodging, Inc.	1,275	12,890
DiamondRock Hospitality Co.	1,295	13,339
Farmland Partners, Inc.(a)	1,956	13,047
First Industrial Realty Trust, Inc.	314	13,370
Franklin Street Properties Corp.	1,444	12,577
Front Yard Residential Corp. (Virgin Islands)	1,108	12,853
Getty Realty Corp.	411	13,793
Gladstone Commercial Corp.	539	12,279
Gladstone Land Corp.	1,137	14,417
Global Net Lease, Inc.	639	13,029
Healthcare Realty Trust, Inc.	405	13,442
Hersha Hospitality Trust (Class A Stock)	878	12,450
Industrial Logistics Properties Trust	644	13,936
Investors Real Estate Trust	166	12,835
iStar, Inc.	1,028	13,354
Kite Realty Group Trust	832	16,099
Lexington Realty Trust (Class B Stock)	1,198	13,274
LTC Properties, Inc.	243	11,375
Mack-Cali Realty Corp.	563	12,043
New Senior Investment Group, Inc.	1,945	15,268
Office Properties Income Trust	449	14,979

Description	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
One Liberty Properties, Inc.	454	$12,399
Pebblebrook Hotel Trust	467	12,235
Physicians Realty Trust	752	14,431
Piedmont Office Realty Trust, Inc. (Class A Stock)	648	14,334
Retail Opportunity Investments Corp.	682	12,440
Retail Value, Inc.	338	12,002
Rexford Industrial Realty, Inc.	279	13,353
RLJ Lodging Trust	754	12,886
RPT Realty	939	13,878
Sabra Health Care REIT, Inc.	552	12,299
Saul Centers, Inc.	242	12,860
Senior Housing Properties Trust	1,331	9,743
Summit Hotel Properties, Inc.	1,170	14,180
Sunstone Hotel Investors, Inc.	961	13,454
Universal Health Realty Income Trust	120	14,304
Urban Edge Properties	640	13,267
Urstadt Biddle Properties, Inc. (Class A Stock)	527	12,843
Washington Prime Group, Inc.(a)	3,397	14,132
Whitestone REIT (Class B Stock)	958	13,450
Xenia Hotels & Resorts, Inc.	667	14,047
		712,593
Food & Staples Retailing 0.8%
Andersons, Inc. (The)	671	15,500
Natural Grocers by Vitamin Cottage, Inc.	1,331	12,445
SpartanNash Co.	1,020	14,443
United Natural Foods, Inc.*	1,681	15,331
Village Super Market, Inc. (Class A Stock)	515	14,564
Weis Markets, Inc.(a)	359	14,299
		86,582
Food Products 1.1%
Alico, Inc.	366	12,393
B&G Foods, Inc.(a)	761	12,602
Darling Ingredients, Inc.*	638	15,184
Farmer Brothers Co.*	894	13,562
Fresh Del Monte Produce, Inc.	408	13,342
Lancaster Colony Corp.	86	13,591
Sanderson Farms, Inc.	87	14,405
Seneca Foods Corp. (Class A Stock)*	375	14,662
		109,741
Gas Utilities 0.4%
New Jersey Resources Corp.	283	12,039
Northwest Natural Holding Co.	179	12,310
Spire, Inc.	156	12,077
		36,426
Health Care Equipment & Supplies 1.7%
AngioDynamics, Inc.*	852	13,095
Apyx Medical Corp.*	1,858	14,827
Avanos Medical, Inc.*	306	10,606
Integer Holdings Corp.*	162	12,288
Invacare Corp.	1,843	16,089
LeMaitre Vascular, Inc.	397	14,121

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of November 30, 2019 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
LivaNova PLC (United Kingdom)*	183	$15,328
Meridian Bioscience, Inc.	1,374	12,572
OraSure Technologies, Inc.*	1,647	13,341
Orthofix Medical, Inc.*	263	11,940
SeaSpine Holdings Corp.*	1,175	15,545
Utah Medical Products, Inc.	134	14,314
Varex Imaging Corp.*	437	13,084
		177,150
Health Care Providers & Services 1.3%
Brookdale Senior Living, Inc.*	1,627	11,617
Cross Country Healthcare, Inc.*	1,243	15,003
Diplomat Pharmacy, Inc.*	2,632	13,555
Magellan Health, Inc.*	213	16,556
National HealthCare Corp.	167	14,195
Owens & Minor, Inc.	1,935	12,810
Patterson Cos., Inc.	749	14,575
Surgery Partners, Inc.*	1,692	23,316
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	895	17,139
		138,766
Health Care Technology 0.4%
Allscripts Healthcare Solutions, Inc.*	1,163	12,537
Computer Programs & Systems, Inc.	585	15,555
HealthStream, Inc.*	502	14,624
		42,716
Hotels, Restaurants & Leisure 1.5%
BBX Capital Corp. (Class A Stock)	2,899	13,277
Century Casinos, Inc.*	1,645	13,324
Del Taco Restaurants, Inc.*	1,302	9,752
Denny’s Corp.*	557	10,884
Golden Entertainment, Inc.*	920	16,670
J Alexander’s Holdings, Inc.*	1,157	11,998
Marriott Vacations Worldwide Corp.	121	14,864
Monarch Casino & Resort, Inc.*	298	13,589
Nathan’s Famous, Inc.	170	12,674
Penn National Gaming, Inc.*	671	15,453
RCI Hospitality Holdings, Inc.	644	11,850
Wingstop, Inc.	141	11,280
		155,615
Household Durables 2.0%
Bassett Furniture Industries, Inc.	864	13,150
Beazer Homes USA, Inc.*	816	12,501
Century Communities, Inc.*	405	11,543
Ethan Allen Interiors, Inc.	633	11,318
Flexsteel Industries, Inc.	874	16,064
Green Brick Partners, Inc.*	1,198	13,669
Hooker Furniture Corp.	626	14,905
KB Home	366	12,656
La-Z-Boy, Inc.	379	11,976
Lifetime Brands, Inc.	1,568	10,223
M/I Homes, Inc.*	337	14,919
MDC Holdings, Inc.	284	11,238

Description	Shares	Value
COMMON STOCKS (Continued)
Household Durables (cont’d.)
Meritage Homes Corp.*	173	$11,511
Taylor Morrison Home Corp. (Class A Stock)*	484	11,239
TRI Pointe Group, Inc.(a)*	865	13,477
Tupperware Brands Corp.	821	6,938
William Lyon Homes (Class A Stock)*	624	13,029
		210,356
Household Products 0.1%
Oil-Dri Corp. of America	379	13,754

Independent Power & Renewable Electricity Producers 0.4%
Atlantic Power Corp.*	5,378	12,692
Ormat Technologies, Inc.	168	12,911
TerraForm Power, Inc. (Class A Stock)	729	11,307
		36,910
Insurance 3.6%
Ambac Financial Group, Inc.*	639	13,304
American Equity Investment Life Holding Co.*	563	16,732
Argo Group International Holdings Ltd. (Bermuda)	179	11,775
CNO Financial Group, Inc.	804	14,568
Donegal Group, Inc. (Class A Stock)	890	13,021
Employers Holdings, Inc.	296	12,719
Enstar Group Ltd. (Bermuda)*	67	13,682
FBL Financial Group, Inc. (Class A Stock)	222	12,781
FedNat Holding Co.	955	14,239
Genworth Financial, Inc. (Class A Stock)*	2,889	11,440
Global Indemnity Ltd. (Cayman Islands)	503	14,471
Hallmark Financial Services, Inc.*	671	12,796
HCI Group, Inc.	292	13,520
Heritage Insurance Holdings, Inc.	921	12,609
Horace Mann Educators Corp.	279	12,111
Independence Holding Co.	350	14,791
Investors Title Co.	74	11,859
National General Holdings Corp.	539	11,475
National Western Life Group, Inc. (Class A Stock)	47	11,855
NI Holdings, Inc.*	747	12,505
ProSight Global, Inc.*	735	12,620
Protective Insurance Corp. (Class B Stock)	743	12,534
Selective Insurance Group, Inc.	171	11,324
Stewart Information Services Corp.	330	14,114
Third Point Reinsurance Ltd. (Bermuda)*	1,313	12,539
Tiptree, Inc.	1,683	13,111
United Insurance Holdings Corp.	863	10,951
Universal Insurance Holdings, Inc.	461	13,415
Watford Holdings Ltd. (Bermuda)*	501	13,552
		376,413
Interactive Media & Services 0.3%
Cars.com, Inc.*	1,320	17,543
DHI Group, Inc.*	3,362	11,330
		28,873
Internet & Direct Marketing Retail 0.1%
PetMed Express, Inc.	667	15,228

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of November 30, 2019 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
IT Services 0.8%
Information Services Group, Inc.*	5,009	$12,322
KBR, Inc.	531	15,808
ManTech International Corp. (Class A Stock)	182	14,119
Perspecta, Inc.	486	13,404
StarTek, Inc.*	1,879	14,919
Sykes Enterprises, Inc.*	469	16,481
		87,053
Leisure Products 0.6%
Acushnet Holdings Corp.	472	14,193
American Outdoor Brands Corp.*	1,927	16,842
Escalade, Inc.	1,128	12,803
Johnson Outdoors, Inc. (Class A Stock)	207	13,372
		57,210
Life Sciences Tools & Services 0.3%
Luminex Corp.	634	13,396
Syneos Health, Inc. (Class A Stock)*	238	13,069
		26,465
Machinery 3.8%
Alamo Group, Inc.	109	12,513
Altra Industrial Motion Corp.	491	16,139
Blue Bird Corp.*	707	14,388
Briggs & Stratton Corp.	2,283	12,214
Columbus McKinnon Corp.	368	15,118
Commercial Vehicle Group, Inc.*	1,729	12,345
Eastern Co. (The)	487	13,383
EnPro Industries, Inc.	208	13,809
Federal Signal Corp.	405	13,341
Gencor Industries, Inc.*	1,164	14,608
Greenbrier Cos., Inc. (The)	453	12,747
Hillenbrand, Inc.	437	13,818
Hurco Cos., Inc.	370	13,239
Hyster-Yale Materials Handling, Inc.	248	14,689
Kennametal, Inc.	440	15,325
LB Foster Co. (Class A Stock)*	644	12,197
Lydall, Inc.*	547	10,185
Miller Industries, Inc.	414	15,173
Mueller Water Products, Inc. (Class A Stock)	1,153	13,006
Park-Ohio Holdings Corp.	415	13,127
Rexnord Corp.*	473	14,942
Spartan Motors, Inc.	927	16,454
SPX Corp.*	336	16,054
Standex International Corp.	172	13,275
Terex Corp.	532	14,933
TriMas Corp.*	458	14,189
Wabash National Corp.	939	14,789
Watts Water Technologies, Inc. (Class A Stock)	145	14,059
		390,059
Marine 0.5%
Costamare, Inc. (Monaco)	1,997	16,435
Eagle Bulk Shipping, Inc.*	2,770	13,213
Safe Bulkers, Inc. (Monaco)*	6,826	11,946

Description	Shares	Value
COMMON STOCKS (Continued)
Marine (cont’d.)
Scorpio Bulkers, Inc.	1,879	$11,499
		53,093
Media 1.9%
Cumulus Media, Inc. (Class A Stock)*	923	16,005
Emerald Expositions Events, Inc.	1,187	11,882
Entercom Communications Corp. (Class A Stock)	3,956	18,712
Entravision Communications Corp. (Class A Stock)	4,653	13,214
Gannett Co., Inc.(a)	1,537	9,775
Gray Television, Inc.*	769	15,565
Lee Enterprises, Inc.*	6,191	12,010
Liberty Latin America Ltd.,
(Class A Stock)*	727	12,941
(Class C Stock)*	729	13,078
MSG Networks, Inc. (Class A Stock)*	789	12,813
National CineMedia, Inc.	1,510	10,132
Saga Communications, Inc. (Class A Stock)	443	13,618
TEGNA, Inc.	853	13,094
Tribune Publishing Co.	1,586	19,857
		192,696
Metals & Mining 1.6%
Allegheny Technologies, Inc.*	647	14,920
Carpenter Technology Corp.	255	13,405
Commercial Metals Co.	751	16,041
Haynes International, Inc.	368	13,513
Materion Corp.	214	12,596
Olympic Steel, Inc.	886	14,849
Schnitzer Steel Industries, Inc. (Class A Stock)	640	13,792
SunCoke Energy, Inc.	2,375	12,160
Synalloy Corp.*	833	10,779
TimkenSteel Corp.*	2,313	13,462
Warrior Met Coal, Inc.	616	12,647
Worthington Industries, Inc.	357	13,673
		161,837
Mortgage Real Estate Investment Trusts (REITs) 2.3%
AG Mortgage Investment Trust, Inc.	837	13,032
Anworth Mortgage Asset Corp.	3,486	12,271
Ares Commercial Real Estate Corp.	819	12,809
Arlington Asset Investment Corp. (Class A Stock)	2,326	13,607
ARMOUR Residential REIT, Inc.	683	11,788
Capstead Mortgage Corp.	1,700	13,226
Cherry Hill Mortgage Investment Corp.	968	14,501
Colony Credit Real Estate, Inc.	899	11,912
Ellington Financial, Inc.	733	13,275
Exantas Capital Corp.	1,101	13,256
Great Ajax Corp.	801	12,199
Invesco Mortgage Capital, Inc.	884	14,356
Ladder Capital Corp. (Class A Stock)	771	13,331
New York Mortgage Trust, Inc.	2,207	13,750
Orchid Island Capital, Inc. (Class A Stock)	2,086	11,848
PennyMac Mortgage Investment Trust	554	12,792
Redwood Trust, Inc.	804	13,009

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of November 30, 2019 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
Western Asset Mortgage Capital Corp.	1,330	$13,672
		234,634
Multiline Retail 0.1%
Big Lots, Inc.	597	12,477

Multi-Utilities 0.4%
Avista Corp.	259	12,246
NorthWestern Corp.	181	12,954
Unitil Corp.	197	12,025
		37,225
Oil, Gas & Consumable Fuels 3.5%
Amplify Energy Corp.	1,920	10,560
Berry Petroleum Corp.	1,321	10,528
Bonanza Creek Energy, Inc.*	576	10,057
Clean Energy Fuels Corp.*	5,691	11,097
CONSOL Energy, Inc.*	864	11,025
Delek US Holdings, Inc.	354	12,146
Denbury Resources, Inc.*	11,041	10,892
Dorian LPG Ltd.*	1,124	16,129
Falcon Minerals Corp.	2,267	14,622
GasLog Ltd. (Monaco)	954	8,929
Gulfport Energy Corp.*	4,989	11,824
Hallador Energy Co.	3,858	11,535
HighPoint Resources Corp.*	9,557	11,946
Laredo Petroleum, Inc.*	5,973	12,902
Montage Resources Corp.*	3,870	19,118
NACCO Industries, Inc. (Class A Stock)	196	9,232
Oasis Petroleum, Inc.*	4,183	9,788
Overseas Shipholding Group, Inc. (Class A Stock)*	7,140	12,495
Par Pacific Holdings, Inc.*	566	14,088
PDC Energy, Inc.*	499	11,342
Peabody Energy Corp.	861	8,335
Penn Virginia Corp.*	468	11,302
Ring Energy, Inc.*	8,811	16,917
Roan Resources, Inc.*	8,716	13,248
SandRidge Energy, Inc.*	2,706	8,903
Scorpio Tankers, Inc. (Monaco)	25	860
SFL Corp. Ltd. (Norway)	870	12,319
SilverBow Resources, Inc.*	1,424	12,417
Southwestern Energy Co.(a)*	7,019	12,775
Talos Energy, Inc.*	689	15,985
World Fuel Services Corp.	320	13,568
		366,884
Paper & Forest Products 0.8%
Boise Cascade Co.	400	15,168
Clearwater Paper Corp.*	765	16,746
Neenah, Inc.	213	15,502
PH Glatfelter Co.	901	16,083
Schweitzer-Mauduit International, Inc.	402	17,632
		81,131

Description	Shares	Value
COMMON STOCKS (Continued)
Personal Products 0.3%
Edgewell Personal Care Co.*	405	$12,620
Nature’s Sunshine Products, Inc.*	1,532	15,389
		28,009
Pharmaceuticals 0.6%
Akorn, Inc.*	3,193	11,654
Assertio Therapeutics, Inc.*	9,939	7,554
Lannett Co., Inc.*	1,059	9,340
Menlo Therapeutics, Inc.*	2,533	10,031
Prestige Consumer Healthcare, Inc.*	350	13,220
resTORbio, Inc.*	1,747	2,096
Strongbridge Biopharma PLC*	5,778	10,458
		64,353
Professional Services 1.7%
Acacia Research Corp.*	4,930	14,642
ASGN, Inc.*	226	15,144
CRA International, Inc.	301	15,432
FTI Consulting, Inc.*	116	12,643
GP Strategies Corp.*	1,112	14,123
Heidrick & Struggles International, Inc.	458	14,207
Huron Consulting Group, Inc.*	207	13,880
ICF International, Inc.	162	14,536
InnerWorkings, Inc.*	2,823	13,296
Kelly Services, Inc. (Class A Stock)	509	11,152
Mistras Group, Inc.*	904	11,969
Resources Connection, Inc.	903	13,951
TrueBlue, Inc.*	548	12,774
		177,749
Real Estate Management & Development 1.0%
Altisource Portfolio Solutions SA (Luxembourg)*	590	10,632
Consolidated-Tomoka Land Co.	194	12,162
Forestar Group, Inc.*	664	13,546
FRP Holdings, Inc.*	268	13,373
Kennedy-Wilson Holdings, Inc.	578	13,069
Realogy Holdings Corp.(a)	1,811	18,961
St Joe Co. (The)*	721	13,699
Tejon Ranch Co.*	767	12,609
		108,051
Road & Rail 0.3%
ArcBest Corp.	493	14,188
US Xpress Enterprises, Inc. (Class A Stock)*	2,896	13,901
		28,089
Semiconductors & Semiconductor Equipment 1.9%
Alpha & Omega Semiconductor Ltd.*	975	11,593
AXT, Inc.*	4,155	13,130
Cirrus Logic, Inc.*	231	16,563
Diodes, Inc.*	338	15,595
DSP Group, Inc.*	968	13,716
FormFactor, Inc.*	633	14,648
GSI Technology, Inc.*	1,533	11,221
PDF Solutions, Inc.*	1,008	15,967
Photronics, Inc.*	1,160	13,641

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of November 30, 2019 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Rambus, Inc.*	966	$12,606
SMART Global Holdings, Inc.*	452	13,922
Ultra Clean Holdings, Inc.*	848	18,859
Veeco Instruments, Inc.*	1,101	15,073
Xperi Corp.	654	12,943
		199,477
Software 0.8%
American Software, Inc. (Class A Stock)	801	12,664
Avaya Holdings Corp.*	969	12,374
OneSpan, Inc.*	854	15,927
SecureWorks Corp. (Class A Stock)*	1,093	12,394
TiVo Corp.	1,832	14,308
Verint Systems, Inc.*	265	12,882
		80,549
Specialty Retail 4.4%
Aaron’s, Inc.	209	12,206
Abercrombie & Fitch Co. (Class A Stock)	853	13,622
American Eagle Outfitters, Inc.	858	12,844
Barnes & Noble Education, Inc.*	3,908	19,696
Bed Bath & Beyond, Inc.	1,153	16,811
Buckle, Inc. (The)(a)	642	17,860
Caleres, Inc.	582	12,740
Cato Corp. (The) (Class A Stock)	726	13,838
Chico’s FAS, Inc.	3,811	18,178
Citi Trends, Inc.	687	14,104
Conn’s, Inc.*	493	10,811
Container Store Group, Inc. (The)*	2,862	11,906
Designer Brands, Inc. (Class A Stock)	764	12,606
Express, Inc.*	4,421	17,375
Genesco, Inc.*	339	12,590
Group 1 Automotive, Inc.	149	15,360
Haverty Furniture Cos., Inc.	617	12,408
Hibbett Sports, Inc.*	550	15,604
Hudson Ltd. (Class A Stock)*	1,103	15,343
Lithia Motors, Inc. (Class A Stock)	100	16,058
MarineMax, Inc.*	812	13,447
Murphy USA, Inc.*	153	17,982
Office Depot, Inc.	7,099	15,831
Party City Holdco, Inc.(a)*	2,016	3,891
RH(a)*	72	14,802
Sally Beauty Holdings, Inc.*	835	15,389
Shoe Carnival, Inc.(a)	393	13,952
Signet Jewelers Ltd.	757	13,906
Sleep Number Corp.*	286	13,805
Sonic Automotive, Inc. (Class A Stock)	438	14,345
Sportsman’s Warehouse Holdings, Inc.*	2,164	15,819
Winmark Corp.	70	12,390
		457,519
Textiles, Apparel & Luxury Goods 1.1%
Culp, Inc.	823	13,267
Delta Apparel, Inc.*	531	14,857

Description	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Fossil Group, Inc.*	1,207	$9,040
G-III Apparel Group Ltd.*	518	15,333
Rocky Brands, Inc.	386	10,762
Superior Group of Cos, Inc.	748	10,046
Unifi, Inc.*	578	14,074
Vera Bradley, Inc.*	1,159	12,795
Wolverine World Wide, Inc.	459	14,734
		114,908
Thrifts & Mortgage Finance 4.3%
Axos Financial, Inc.*	496	14,607
Bridgewater Bancshares, Inc.*	1,137	14,531
Entegra Financial Corp.*	413	12,407
ESSA Bancorp, Inc.	835	14,387
Essent Group Ltd.	273	14,919
First Defiance Financial Corp.	489	14,743
Flagstar Bancorp, Inc.	329	12,259
FS Bancorp, Inc.	247	14,766
Home Bancorp, Inc.	356	13,734
HomeStreet, Inc.*	441	14,077
Luther Burbank Corp.	1,188	13,733
Merchants Bancorp	805	14,474
Meridian Bancorp, Inc.	699	14,071
Meta Financial Group, Inc.	378	13,445
MMA Capital Holdings, Inc.*	405	12,948
Ocwen Financial Corp.*	6,940	10,826
OP Bancorp	1,346	13,164
PCSB Financial Corp.	627	12,791
PDL Community Bancorp*	935	13,651
Pioneer Bancorp, Inc.*	982	13,041
Provident Financial Holdings, Inc.	609	13,325
Prudential Bancorp, Inc.	720	12,960
Radian Group, Inc.	554	14,315
Riverview Bancorp, Inc.	1,720	12,436
Southern Missouri Bancorp, Inc.	343	12,821
Sterling Bancorp, Inc.	1,251	12,122
Territorial Bancorp, Inc.	487	15,433
Timberland Bancorp, Inc.	454	13,454
TrustCo Bank Corp.	1,564	13,732
Walker & Dunlop, Inc.	215	14,113
Washington Federal, Inc.	378	13,914
Waterstone Financial, Inc.	786	14,832
Western New England Bancorp, Inc.	1,396	13,695
		449,726
Tobacco 0.1%
Universal Corp.	233	12,167

Trading Companies & Distributors 2.1%
Aircastle Ltd.	629	20,122
BlueLinx Holdings, Inc.*	398	4,087
BMC Stock Holdings, Inc.*	491	14,539
DXP Enterprises, Inc.*	383	14,757

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of November 30, 2019 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
Trading Companies & Distributors (cont’d.)
Foundation Building Materials, Inc.*	767	$15,677
GATX Corp.	173	13,984
General Finance Corp.*	1,528	16,518
GMS, Inc.*	442	13,684
Kaman Corp.	210	13,356
MRC Global, Inc.*	1,150	15,341
Rush Enterprises, Inc.,
(Class A Stock)	367	16,816
(Class B Stock)	360	16,423
Systemax, Inc.	562	13,016
Titan Machinery, Inc.*	844	11,369
Veritiv Corp.*	806	14,782
		214,471
Water Utilities 0.8%
AquaVenture Holdings Ltd.*	703	15,649
Artesian Resources Corp. (Class A Stock)	366	13,615
California Water Service Group	237	12,182
Consolidated Water Co. Ltd. (Cayman Islands)	758	12,644
SJW Group	176	12,464
York Water Co. (The)	285	12,634
		79,188
Wireless Telecommunication Services 0.1%
Spok Holdings, Inc.	1,094	13,466

TOTAL LONG-TERM INVESTMENTS (cost $10,076,300)		10,264,334
SHORT-TERM INVESTMENTS 2.8%
AFFILIATED MUTUAL FUND 2.0%
PGIM Institutional Money Market Fund (cost $202,522; includes $202,271 of cash collateral for securities on loan)(b)(w)	202,497	202,517

	Interest Rate	Maturity Date	Principal Amount (000)#
TIME DEPOSIT 0.8%
Royal Bank of Canada (cost $83,246)	0.920%	12/02/19	83	83,246
TOTAL SHORT-TERM INVESTMENTS (cost $285,768)				285,763

TOTAL INVESTMENTS 101.9% (cost $10,362,068)				10,550,097

Liabilities in excess of other assets (1.9)%				(191,626)

NET ASSETS 100.0%				$ 10,358,473

The following abbreviations are used in the quarterly report:

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $176,807; cash collateral of $202,271 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.

*	Non-income producing security.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).